Schedule of Investments(a)
Invesco Bloomberg MVP Multi-factor ETF (BMVP)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-5.57%
Fox Corp., Class A	52,610	$ 2,001,284
T-Mobile US, Inc.	10,264	1,870,922
Verizon Communications, Inc.	43,847	1,776,681
		5,648,887
Consumer Discretionary-9.63%
Home Depot, Inc. (The)	5,253	1,933,945
NVR, Inc.(b)	238	2,048,580
PulteGroup, Inc.	16,424	2,167,968
TJX Cos., Inc. (The)	16,424	1,856,240
Tractor Supply Co.	6,697	1,763,454
		9,770,187
Consumer Staples-7.20%
Kimberly-Clark Corp.	13,084	1,766,994
Procter & Gamble Co. (The)	10,964	1,762,573
Sysco Corp.	25,328	1,941,391
Walmart, Inc.	26,705	1,833,031
		7,303,989
Energy-5.53%
Marathon Petroleum Corp.	10,423	1,845,079
Targa Resources Corp.	14,041	1,899,467
Valero Energy Corp.	11,535	1,865,440
		5,609,986
Financials-16.63%
American Express Co.	7,810	1,976,242
Ameriprise Financial, Inc.	4,233	1,820,486
Apollo Global Management, Inc.	15,315	1,919,123
Brown & Brown, Inc.	20,223	2,010,773
Chubb Ltd.	7,089	1,954,154
Hartford Financial Services Group, Inc. (The)	17,985	1,994,896
LPL Financial Holdings, Inc.	6,474	1,434,121
Marsh & McLennan Cos., Inc.	8,581	1,909,873
Progressive Corp. (The)	8,706	1,864,129
		16,883,797
Health Care-11.14%
AbbVie, Inc.	10,542	1,953,643
Cardinal Health, Inc.	18,391	1,854,365
Cencora, Inc.	8,026	1,909,225
Cigna Group (The)	5,470	1,907,225
Elevance Health, Inc.	3,337	1,775,384
McKesson Corp.	3,096	1,910,294
		11,310,136
	Shares	Value
Industrials-16.58%
3M Co.	17,695	$ 2,256,997
Booz Allen Hamilton Holding Corp.	11,749	1,683,749
Caterpillar, Inc.	5,428	1,879,174
General Dynamics Corp.	6,232	1,861,561
Leidos Holdings, Inc.	12,395	1,789,838
Lockheed Martin Corp.	3,871	2,097,772
PACCAR, Inc.	17,566	1,733,062
Republic Services, Inc.	9,304	1,807,953
Waste Management, Inc.	8,476	1,717,746
		16,827,852
Information Technology-10.67%
CDW Corp.	8,078	1,761,893
International Business Machines Corp.	10,455	2,008,824
Motorola Solutions, Inc.	4,684	1,868,541
NetApp, Inc.	14,038	1,782,545
NXP Semiconductors N.V. (China)	6,720	1,768,435
QUALCOMM, Inc.	9,078	1,642,664
		10,832,902
Materials-5.41%
Ecolab, Inc.	7,598	1,752,782
LyondellBasell Industries N.V., Class A	18,902	1,879,993
Steel Dynamics, Inc.	13,963	1,860,151
		5,492,926
Real Estate-5.78%
Iron Mountain, Inc.	20,177	2,069,353
Simon Property Group, Inc.	11,912	1,827,777
VICI Properties, Inc.	63,136	1,973,632
		5,870,762
Utilities-5.87%
Edison International	25,180	2,014,652
Entergy Corp.	16,900	1,959,893
FirstEnergy Corp.	47,249	1,980,205
		5,954,750
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $88,544,600)		101,506,174
OTHER ASSETS LESS LIABILITIES-(0.01)%		(13,517)
NET ASSETS-100.00%		$101,492,657
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$227,394	$(227,394)	$-	$-	$-	$720
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg MVP Multi-factor ETF (BMVP)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,520,670	$4,533,940	$(6,054,610)	$-	$-	$-	$9,118*
Invesco Private Prime Fund	3,909,998	8,918,190	(12,828,324)	505	(369)	-	23,720*
Total	$5,430,668	$13,679,524	$(19,110,328)	$505	$(369)	$-	$33,558

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1000 ETF (PRF)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-8.04%
Alphabet, Inc., Class A	442,925	$ 75,979,354
Alphabet, Inc., Class C	375,517	65,020,769
AT&T, Inc.	3,981,807	76,649,785
Cable One, Inc.(b)	2,054	849,082
Charter Communications, Inc., Class A(c)	48,032	18,238,711
Comcast Corp., Class A	1,355,989	55,961,666
Electronic Arts, Inc.	20,513	3,096,232
Fox Corp., Class A(b)	87,076	3,312,371
Fox Corp., Class B	47,961	1,699,258
Frontier Communications Parent, Inc.(b)(c)	136,890	4,010,877
Gray Television, Inc.(b)	112,671	724,475
IAC, Inc.(b)(c)	22,872	1,207,870
Interpublic Group of Cos., Inc. (The)	113,226	3,642,480
Liberty Broadband Corp.(c)(d)	10,211	0
Liberty Broadband Corp., Class A(b)(c)	3,860	255,609
Liberty Broadband Corp., Class C(c)	22,656	1,526,788
Liberty Global Ltd., Class A (Belgium)(b)(c)	141,109	2,750,214
Liberty Global Ltd., Class C (Belgium)(b)(c)	191,810	3,857,299
Liberty Media Corp.-Liberty Formula One(b)(c)	22,478	1,817,796
Liberty Media Corp.-Liberty Formula One(b)(c)	2,115	156,447
Liberty Media Corp.-Liberty SiriusXM, Series A(b)(c)	34,863	788,601
Liberty Media Corp.-Liberty SiriusXM, Series C(b)(c)	72,529	1,632,628
Live Nation Entertainment, Inc.(c)	11,472	1,103,492
Lumen Technologies, Inc.(b)(c)	1,026,894	3,234,716
Match Group, Inc.(c)	29,267	1,116,243
Meta Platforms, Inc., Class A	124,638	59,181,862
Netflix, Inc.(c)	18,580	11,674,743
News Corp., Class A	75,789	2,090,261
News Corp., Class B(b)	22,649	645,270
Nexstar Media Group, Inc., Class A	11,249	2,078,703
Omnicom Group, Inc.(b)	59,656	5,848,674
Paramount Global, Class B	808,304	9,230,832
Spotify Technology S.A. (Sweden)(c)	5,297	1,821,850
Take-Two Interactive Software, Inc.(c)	17,654	2,657,457
TEGNA, Inc.(b)	102,108	1,626,580
Telephone and Data Systems, Inc.	131,838	2,794,966
T-Mobile US, Inc.	104,657	19,076,878
Verizon Communications, Inc.	2,190,519	88,759,830
Walt Disney Co. (The)	291,471	27,307,918
Warner Bros. Discovery, Inc.(c)	1,246,780	10,784,647
		574,213,234
Consumer Discretionary-8.74%
Academy Sports & Outdoors, Inc.(b)	17,295	935,141
Adient PLC(c)	59,225	1,525,636
Advance Auto Parts, Inc.(b)	38,816	2,458,217
Airbnb, Inc., Class A(c)	7,356	1,026,603
Amazon.com, Inc.(c)	618,080	115,568,598
American Axle & Manufacturing Holdings, Inc.(b)(c)	126,786	942,020
American Eagle Outfitters, Inc.(b)	49,370	1,088,609
Aptiv PLC(c)	54,940	3,812,287
Aramark(b)	62,538	2,143,177
Asbury Automotive Group, Inc.(b)(c)	11,032	2,970,035
Autoliv, Inc. (Sweden)(b)	19,749	1,997,414
AutoNation, Inc.(b)(c)	22,716	4,332,396
AutoZone, Inc.(c)	1,591	4,985,701
Bath & Body Works, Inc.	57,718	2,121,136
	Shares	Value
Consumer Discretionary-(continued)
Best Buy Co., Inc.	112,410	$ 9,725,713
Big Lots, Inc.(b)(c)	168,354	171,721
Booking Holdings, Inc.	1,530	5,683,965
BorgWarner, Inc.	110,788	3,911,924
Boyd Gaming Corp.(b)	12,303	748,884
Brunswick Corp.(b)	17,765	1,446,959
Burlington Stores, Inc.(c)	8,976	2,336,632
Caesars Entertainment, Inc.(c)	59,508	2,377,345
Capri Holdings Ltd.(c)	33,304	1,117,016
CarMax, Inc.(b)(c)	78,398	6,619,927
Carnival Corp.(c)	227,995	3,798,397
Carter’s, Inc.(b)	11,796	714,248
Century Communities, Inc.	9,399	984,169
Chipotle Mexican Grill, Inc.(c)	39,904	2,167,585
Coupang, Inc. (South Korea)(c)	85,396	1,771,967
Cracker Barrel Old Country Store, Inc.(b)	13,839	634,241
D.R. Horton, Inc.	55,085	9,911,444
Dana, Inc.	97,875	1,243,991
Darden Restaurants, Inc.	20,546	3,005,674
Deckers Outdoor Corp.(c)	1,332	1,228,943
Dick’s Sporting Goods, Inc.	12,675	2,742,236
Domino’s Pizza, Inc.	3,083	1,321,682
DoorDash, Inc., Class A(c)	11,188	1,238,735
eBay, Inc.	111,645	6,208,578
Expedia Group, Inc.(c)	16,223	2,071,190
Five Below, Inc.(b)(c)	4,430	322,238
Floor & Decor Holdings, Inc., Class A(b)(c)	8,811	863,478
Foot Locker, Inc.(b)	63,482	1,844,787
Ford Motor Co.	2,646,297	28,632,934
GameStop Corp., Class A(b)(c)	61,271	1,389,014
Gap, Inc. (The)(b)	89,556	2,102,775
Garmin Ltd.	23,109	3,957,416
General Motors Co.	1,035,996	45,915,343
Gentex Corp.(b)	33,640	1,044,858
Genuine Parts Co.	33,171	4,879,786
Goodyear Tire & Rubber Co. (The)(b)(c)	291,625	3,412,012
Graham Holdings Co., Class B	1,303	1,009,630
Group 1 Automotive, Inc.(b)	8,008	2,928,686
H&R Block, Inc.(b)	31,048	1,798,921
Hanesbrands, Inc.(b)(c)	441,889	2,624,821
Harley-Davidson, Inc.(b)	46,679	1,750,462
Hasbro, Inc.	47,907	3,088,085
Helen of Troy Ltd.(b)(c)	6,347	375,171
Hilton Worldwide Holdings, Inc.	10,016	2,150,135
Home Depot, Inc. (The)	134,777	49,619,500
International Game Technology PLC(b)	30,789	722,618
KB Home	22,226	1,913,214
Kohl’s Corp.(b)	161,733	3,503,137
Las Vegas Sands Corp.	52,575	2,085,650
LCI Industries(b)	8,433	984,047
Lear Corp.	29,863	3,644,481
Leggett & Platt, Inc.(b)	92,343	1,216,157
Lennar Corp., Class A	53,976	9,549,974
Lennar Corp., Class B(b)	2,872	473,765
LGI Homes, Inc.(b)(c)	6,343	729,889
Light & Wonder, Inc.(c)	12,915	1,384,488
Lithia Motors, Inc., Class A(b)	11,851	3,274,787
LKQ Corp.	79,494	3,299,001
Lowe’s Cos., Inc.	95,209	23,374,762
lululemon athletica, inc.(c)	4,778	1,235,877
M/I Homes, Inc.(b)(c)	9,143	1,525,327
Macy’s, Inc.(b)	248,250	4,289,760
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Marriott International, Inc., Class A	14,854	$ 3,376,314
Marriott Vacations Worldwide Corp.(b)	13,810	1,168,050
Mattel, Inc.(b)(c)	78,725	1,518,605
McDonald’s Corp.	71,520	18,981,408
MercadoLibre, Inc. (Brazil)(c)	747	1,246,668
Meritage Homes Corp.	12,877	2,612,357
MGM Resorts International(c)	81,270	3,492,172
Mohawk Industries, Inc.(c)	29,705	4,784,584
Murphy USA, Inc.	4,898	2,473,098
Newell Brands, Inc.(b)	334,536	2,873,664
NIKE, Inc., Class B	120,699	9,035,527
Nordstrom, Inc.(b)	95,385	2,177,640
NVR, Inc.(c)	372	3,201,983
ODP Corp. (The)(b)(c)	22,539	952,273
O’Reilly Automotive, Inc.(c)	3,730	4,201,248
PENN Entertainment, Inc.(b)(c)	116,578	2,328,063
Penske Automotive Group, Inc.(b)	8,256	1,437,452
Phinia, Inc.(b)	28,182	1,259,735
Polaris, Inc.(b)	19,575	1,630,206
Pool Corp.	3,419	1,278,843
PulteGroup, Inc.	42,556	5,617,392
PVH Corp.	15,985	1,630,310
Ralph Lauren Corp.	6,578	1,155,031
RH(b)(c)	3,603	1,045,158
Rivian Automotive, Inc., Class A(b)(c)	114,808	1,883,999
Ross Stores, Inc.	31,077	4,451,159
Royal Caribbean Cruises Ltd.(c)	16,157	2,532,125
Sally Beauty Holdings, Inc.(b)(c)	72,798	833,537
Service Corp. International(b)	24,001	1,917,920
Signet Jewelers Ltd.(b)	12,612	1,061,048
Skechers U.S.A., Inc., Class A(c)	28,181	1,835,429
Starbucks Corp.	132,842	10,355,034
Tapestry, Inc.	47,497	1,904,155
Taylor Morrison Home Corp., Class A(c)	41,324	2,772,014
Tempur Sealy International, Inc.(b)	17,149	897,750
Tesla, Inc.(c)	88,436	20,523,343
Texas Roadhouse, Inc.	6,218	1,085,725
Thor Industries, Inc.(b)	19,926	2,114,946
TJX Cos., Inc. (The)	117,293	13,256,455
Toll Brothers, Inc.	24,650	3,517,801
TopBuild Corp.(c)	3,211	1,536,592
Tractor Supply Co.	12,415	3,269,118
Travel + Leisure Co.	29,497	1,359,517
Tri Pointe Homes, Inc.(c)	42,569	1,926,247
Ulta Beauty, Inc.(c)	4,789	1,747,458
Under Armour, Inc., Class A(b)(c)	71,542	498,648
Under Armour, Inc., Class C(b)(c)	76,931	522,361
Urban Outfitters, Inc.(b)(c)	19,638	904,330
V.F. Corp.(b)	249,199	4,226,415
Vail Resorts, Inc.(b)	6,283	1,143,569
Victoria’s Secret & Co.(b)(c)	49,298	875,040
Wayfair, Inc., Class A(b)(c)	20,726	1,128,116
Whirlpool Corp.(b)	40,643	4,144,367
Williams-Sonoma, Inc.	19,709	3,048,588
Wyndham Hotels & Resorts, Inc.	10,394	787,034
Wynn Resorts Ltd.	12,063	999,058
Yum! Brands, Inc.	28,496	3,785,124
		624,328,925
Consumer Staples-8.18%
Albertson’s Cos., Inc., Class A	294,258	5,835,136
Altria Group, Inc.	700,569	34,334,887
Andersons, Inc. (The)(b)	18,336	999,862
	Shares	Value
Consumer Staples-(continued)
Archer-Daniels-Midland Co.	301,666	$ 18,706,309
B&G Foods, Inc.(b)	81,117	699,229
BJ’s Wholesale Club Holdings, Inc.(c)	43,215	3,801,191
Brown-Forman Corp., Class B(b)	19,728	890,916
Bunge Global S.A.	85,998	9,049,570
Campbell Soup Co.	56,246	2,635,688
Casey’s General Stores, Inc.	7,587	2,942,542
Church & Dwight Co., Inc.	24,631	2,414,084
Clorox Co. (The)	21,307	2,811,033
Coca-Cola Co. (The)	561,162	37,451,952
Coca-Cola Europacific Partners PLC (United Kingdom)	40,892	3,016,603
Colgate-Palmolive Co.	107,822	10,694,864
Conagra Brands, Inc.	186,487	5,654,286
Constellation Brands, Inc., Class A	20,393	4,999,548
Costco Wholesale Corp.	45,881	37,714,182
Darling Ingredients, Inc.(c)	48,674	1,933,818
Dollar General Corp.	53,253	6,411,129
Dollar Tree, Inc.(b)(c)	45,149	4,710,847
Estee Lauder Cos., Inc. (The), Class A	27,209	2,710,289
Flowers Foods, Inc.	57,269	1,289,698
General Mills, Inc.	150,875	10,129,748
Herbalife Ltd.(b)(c)	167,872	2,061,468
Hershey Co. (The)(b)	18,564	3,666,019
Hormel Foods Corp.	83,644	2,685,809
Ingredion, Inc.	19,357	2,407,430
J.M. Smucker Co. (The)	31,453	3,709,881
Kellanova	75,226	4,374,392
Keurig Dr Pepper, Inc.	206,832	7,090,201
Kimberly-Clark Corp.	76,438	10,322,952
Kraft Heinz Co. (The)	326,666	11,501,910
Kroger Co. (The)	397,845	21,682,553
Lamb Weston Holdings, Inc.	15,233	914,285
McCormick & Co., Inc.	42,841	3,299,185
Molson Coors Beverage Co., Class B	61,479	3,249,165
Mondelez International, Inc., Class A	211,613	14,463,749
Monster Beverage Corp.(c)	43,029	2,213,842
Nomad Foods Ltd. (United Kingdom)(b)	55,486	1,060,337
Nu Skin Enterprises, Inc., Class A	60,065	673,929
PepsiCo, Inc.	219,230	37,854,444
Performance Food Group Co.(b)(c)	66,796	4,608,924
Philip Morris International, Inc.	389,668	44,874,167
Post Holdings, Inc.(b)(c)	14,343	1,568,550
Procter & Gamble Co. (The)	318,773	51,245,947
Spectrum Brands Holdings, Inc.	9,992	845,423
Sprouts Farmers Market, Inc.(b)(c)	27,200	2,717,008
Sysco Corp.	137,145	10,512,164
Target Corp.	142,545	21,440,193
TreeHouse Foods, Inc.(b)(c)	26,512	1,067,903
Tyson Foods, Inc., Class A	180,401	10,986,421
United Natural Foods, Inc.(c)	65,036	1,008,058
Universal Corp.	15,486	827,262
US Foods Holding Corp.(c)	99,957	5,436,661
Walgreens Boots Alliance, Inc.(b)	966,458	11,471,856
Walmart, Inc.	1,032,521	70,872,241
		584,551,740
Energy-7.78%
Antero Midstream Corp.	67,464	968,783
Antero Resources Corp.(c)	108,023	3,134,827
APA Corp.	130,015	4,055,168
Baker Hughes Co., Class A	203,490	7,879,133
California Resources Corp.(b)	14,302	735,695

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
Cheniere Energy, Inc.	23,995	$ 4,382,447
Chesapeake Energy Corp.(b)	42,007	3,206,394
Chevron Corp.	538,861	86,471,025
Chord Energy Corp.	8,846	1,518,504
Civitas Resources, Inc.	19,546	1,363,529
CNX Resources Corp.(b)(c)	57,531	1,522,846
ConocoPhillips	279,408	31,070,170
Coterra Energy, Inc.	211,678	5,461,292
Delek US Holdings, Inc.	62,674	1,490,388
Devon Energy Corp.	194,172	9,131,909
Diamondback Energy, Inc.	31,704	6,414,036
DT Midstream, Inc.(b)	26,177	1,972,699
EOG Resources, Inc.	151,749	19,241,773
EQT Corp.	120,248	4,149,758
Exxon Mobil Corp.	1,398,618	165,862,080
Halliburton Co.	164,879	5,718,004
Helmerich & Payne, Inc.	34,271	1,385,234
Hess Corp.	28,471	4,368,021
HF Sinclair Corp.	63,941	3,291,043
Kinder Morgan, Inc.	852,676	18,017,044
Marathon Oil Corp.	186,845	5,241,002
Marathon Petroleum Corp.	148,655	26,314,908
Matador Resources Co.	17,397	1,069,568
Murphy Oil Corp.(b)	50,046	2,070,903
NOV, Inc.	95,060	1,979,149
Occidental Petroleum Corp.	189,517	11,526,424
ONEOK, Inc.	124,631	10,385,501
Ovintiv, Inc.	72,288	3,357,055
Par Pacific Holdings, Inc.(c)	21,061	559,170
PBF Energy, Inc., Class A	88,321	3,599,081
Peabody Energy Corp.(b)	51,986	1,154,609
Phillips 66	166,775	24,262,427
Range Resources Corp.(b)	30,084	939,523
Schlumberger N.V.	231,499	11,179,087
SM Energy Co.(b)	33,372	1,541,786
Southwestern Energy Co.(c)	535,500	3,453,975
Targa Resources Corp.	40,563	5,487,363
TechnipFMC PLC (United Kingdom)	64,481	1,902,189
Transocean Ltd.(b)(c)	456,376	2,642,417
Valero Energy Corp.	179,930	29,098,280
Williams Cos., Inc. (The)	317,500	13,633,450
World Kinect Corp.(b)	48,882	1,365,274
		555,574,943
Financials-20.90%
Affiliated Managers Group, Inc.	8,946	1,660,557
Aflac, Inc.	139,605	13,315,525
AGNC Investment Corp.	194,599	1,947,936
Allstate Corp. (The)	77,326	13,232,025
Ally Financial, Inc.	164,947	7,424,264
American Express Co.	76,740	19,418,290
American Financial Group, Inc.	28,785	3,769,684
American International Group, Inc.	304,751	24,145,422
Ameriprise Financial, Inc.	13,351	5,741,865
Ameris Bancorp(b)	19,087	1,162,207
Annaly Capital Management, Inc.	192,221	3,827,120
Aon PLC, Class A	13,944	4,580,743
Apollo Commercial Real Estate Finance, Inc.(b)	84,747	923,742
Apollo Global Management, Inc.	21,241	2,661,710
Arbor Realty Trust, Inc.(b)	66,610	899,235
Arch Capital Group Ltd.(c)	54,578	5,227,481
Ares Management Corp., Class A	6,888	1,055,242
	Shares	Value
Financials-(continued)
Arthur J. Gallagher & Co.	17,394	$ 4,931,025
Artisan Partners Asset Management, Inc., Class A(b)	19,066	841,955
Associated Banc-Corp	64,281	1,477,177
Assurant, Inc.	14,586	2,550,654
Assured Guaranty Ltd.	15,152	1,248,070
Atlantic Union Bankshares Corp.	24,665	1,018,418
AXIS Capital Holdings Ltd.	26,906	2,038,130
Bank of America Corp.	2,249,095	90,661,019
Bank of New York Mellon Corp. (The)	262,739	17,096,427
Bank OZK(b)	34,122	1,599,981
BankUnited, Inc.	38,555	1,485,139
Berkshire Hathaway, Inc., Class B(c)	376,850	165,248,725
BlackRock, Inc.	23,705	20,777,433
Blackstone Mortgage Trust, Inc., Class A(b)	89,427	1,596,272
Blackstone, Inc., Class A	55,656	7,911,500
Block, Inc., Class A(c)	63,626	3,937,177
BOK Financial Corp.	8,970	922,475
Bread Financial Holdings, Inc.	56,917	3,106,530
Brighthouse Financial, Inc.(b)(c)	38,009	1,895,509
Brown & Brown, Inc.	18,105	1,800,180
Cadence Bank(b)	46,379	1,524,478
Capital One Financial Corp.	169,736	25,698,030
Carlyle Group, Inc. (The)(b)	43,509	2,164,138
Cathay General Bancorp(b)	22,820	1,011,382
Cboe Global Markets, Inc.	7,759	1,423,854
Charles Schwab Corp. (The)	172,094	11,218,808
Chimera Investment Corp.(b)	70,150	1,024,892
Chubb Ltd.	78,685	21,690,307
Cincinnati Financial Corp.	39,606	5,173,336
Citigroup, Inc.	1,261,667	81,856,955
Citizens Financial Group, Inc.	254,719	10,868,860
CME Group, Inc., Class A	48,854	9,463,508
CNO Financial Group, Inc.	53,597	1,868,391
Coinbase Global, Inc., Class A(c)	6,877	1,542,924
Columbia Banking System, Inc.(b)	47,033	1,230,383
Comerica, Inc.	61,806	3,387,587
Commerce Bancshares, Inc.(b)	22,600	1,462,446
Corebridge Financial, Inc.	142,251	4,203,517
Corpay, Inc.(c)	7,269	2,121,240
Credicorp Ltd. (Peru)(b)	19,697	3,361,096
Cullen/Frost Bankers, Inc.(b)	13,449	1,574,340
Discover Financial Services	86,001	12,383,284
East West Bancorp, Inc.	31,308	2,751,660
Enstar Group Ltd.(b)(c)	3,416	1,108,150
Equitable Holdings, Inc.	87,668	3,823,202
Essent Group Ltd.	21,833	1,371,986
Euronet Worldwide, Inc.(b)(c)	8,617	878,848
Evercore, Inc., Class A	6,221	1,557,676
Everest Group Ltd.	9,476	3,722,836
F.N.B. Corp.	132,986	2,040,005
FactSet Research Systems, Inc.	2,364	976,545
Fidelity National Financial, Inc.	81,709	4,527,496
Fidelity National Information Services, Inc.	128,372	9,862,821
Fifth Third Bancorp	226,732	9,599,833
First American Financial Corp.	46,654	2,826,299
First Citizens BancShares, Inc., Class A	1,136	2,371,616
First Financial Bancorp(b)	37,470	1,025,179
First Hawaiian, Inc.	50,748	1,270,730
First Horizon Corp.	200,091	3,347,522

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
First Interstate BancSystem, Inc., Class A	30,690	$ 968,883
Fiserv, Inc.(c)	77,423	12,664,080
Franklin Resources, Inc.	124,370	2,844,342
Fulton Financial Corp.(b)	63,085	1,221,956
Genworth Financial, Inc., Class A(c)	255,627	1,730,595
Glacier Bancorp, Inc.(b)	29,137	1,302,715
Global Payments, Inc.	42,332	4,302,625
Globe Life, Inc.	17,696	1,641,127
Goldman Sachs Group, Inc. (The)	99,277	50,534,971
Hancock Whitney Corp.	28,199	1,543,331
Hanover Insurance Group, Inc. (The)	10,562	1,452,169
Hartford Financial Services Group, Inc. (The)	91,006	10,094,386
Home BancShares, Inc.(b)	44,986	1,274,453
Huntington Bancshares, Inc.	507,982	7,594,331
Independent Bank Corp.(b)	15,226	976,748
Intercontinental Exchange, Inc.	57,886	8,773,202
Invesco Ltd.(e)	234,749	4,051,768
Jack Henry & Associates, Inc.	6,840	1,172,923
Jackson Financial, Inc., Class A(b)	69,365	6,108,282
Janus Henderson Group PLC(b)	54,119	2,014,850
Jefferies Financial Group, Inc.(b)	71,346	4,171,601
JPMorgan Chase & Co.	685,706	145,918,237
Kemper Corp.	21,994	1,408,936
KeyCorp	444,545	7,170,511
KKR & Co., Inc., Class A	63,629	7,855,000
Lazard, Inc.(b)	40,219	1,977,568
Lincoln National Corp.(b)	140,836	4,689,839
Loews Corp.	56,023	4,479,039
LPL Financial Holdings, Inc.	7,500	1,661,400
M&T Bank Corp.	56,178	9,672,166
Markel Group, Inc.(c)	3,546	5,811,362
Marsh & McLennan Cos., Inc.	45,055	10,027,891
Mastercard, Inc., Class A	25,093	11,635,875
MetLife, Inc.	259,687	19,956,946
MFA Financial, Inc.(b)	77,293	864,909
MGIC Investment Corp.	65,630	1,630,249
Moelis & Co., Class A	15,043	1,022,924
Moody’s Corp.	9,072	4,141,187
Morgan Stanley	329,818	34,040,516
Mr. Cooper Group, Inc.(c)	22,930	2,060,948
MSCI, Inc.	2,723	1,472,490
Nasdaq, Inc.	33,535	2,269,649
Navient Corp.(b)	84,516	1,386,908
New York Community Bancorp, Inc.(b)	190,241	2,001,335
Northern Trust Corp.	68,411	6,064,635
Old National Bancorp(b)	83,832	1,678,317
Old Republic International Corp.	116,740	4,041,539
OneMain Holdings, Inc.	72,615	3,794,860
Pacific Premier Bancorp, Inc.	35,563	962,335
PayPal Holdings, Inc.(c)	177,773	11,693,908
PennyMac Financial Services, Inc.	8,874	870,717
PennyMac Mortgage Investment Trust(b)	63,099	868,873
Pinnacle Financial Partners, Inc.	17,429	1,678,761
PNC Financial Services Group, Inc. (The)	132,423	23,981,805
Popular, Inc.	22,824	2,342,427
Primerica, Inc.	5,020	1,263,885
Principal Financial Group, Inc.	88,852	7,242,327
Progressive Corp. (The)	72,635	15,552,606
Prosperity Bancshares, Inc.	27,422	1,988,643
Prudential Financial, Inc.	139,090	17,430,759
Radian Group, Inc.(b)	48,421	1,796,419
	Shares	Value
Financials-(continued)
Raymond James Financial, Inc.	30,787	$ 3,571,292
Regions Financial Corp.	351,007	7,852,027
Reinsurance Group of America, Inc.	19,994	4,507,247
RenaissanceRe Holdings Ltd. (Bermuda)	6,246	1,448,510
Rithm Capital Corp.	286,790	3,329,632
RLI Corp.	5,993	902,486
Robinhood Markets, Inc., Class A(c)	80,648	1,658,929
S&P Global, Inc.	25,214	12,221,982
SEI Investments Co.	13,211	896,234
Selective Insurance Group, Inc.	10,247	925,509
Simmons First National Corp., Class A	50,033	1,077,211
SLM Corp.	66,434	1,507,387
SoFi Technologies, Inc.(b)(c)	129,834	978,948
SouthState Corp.	17,194	1,701,690
Starwood Property Trust, Inc.(b)	147,047	2,933,588
State Street Corp.	126,373	10,737,914
Stifel Financial Corp.(b)	22,832	2,024,513
StoneCo Ltd., Class A (Cayman Islands)(c)	52,899	694,035
Synchrony Financial	261,573	13,285,293
Synovus Financial Corp.	51,783	2,420,855
T. Rowe Price Group, Inc.	58,515	6,682,998
Texas Capital Bancshares, Inc.(b)(c)	18,310	1,210,291
Travelers Cos., Inc. (The)	70,295	15,214,650
Truist Financial Corp.	579,683	25,906,033
U.S. Bancorp	563,189	25,275,922
UMB Financial Corp.(b)	11,319	1,154,764
United Bankshares, Inc.	41,981	1,634,320
United Community Banks, Inc.(b)	30,356	939,518
Unum Group	86,190	4,958,511
Valley National Bancorp(b)	198,913	1,670,869
Visa, Inc., Class A	61,232	16,267,505
Voya Financial, Inc.(b)	30,414	2,212,010
W.R. Berkley Corp.	47,914	2,641,499
Webster Financial Corp.	45,587	2,262,027
Wells Fargo & Co.	1,331,766	79,026,994
Western Alliance Bancorporation	27,118	2,181,914
Western Union Co. (The)(b)	196,400	2,335,196
WEX, Inc.(b)(c)	4,901	899,088
Willis Towers Watson PLC	16,950	4,784,646
Wintrust Financial Corp.	15,052	1,628,626
XP, Inc., Class A (Brazil)(b)	33,147	567,145
Zions Bancorporation N.A.	59,180	3,057,831
		1,492,488,682
Health Care-12.40%
Abbott Laboratories	207,521	21,984,775
AbbVie, Inc.	252,044	46,708,794
Acadia Healthcare Co., Inc.(c)	15,599	1,011,595
Agilent Technologies, Inc.	21,748	3,075,167
Align Technology, Inc.(c)	5,407	1,253,775
Amgen, Inc.	81,195	26,994,902
AMN Healthcare Services, Inc.(b)(c)	16,061	1,086,045
Avantor, Inc.(b)(c)	118,082	3,158,693
Baxter International, Inc.	117,529	4,209,889
Becton, Dickinson and Co.	42,203	10,173,455
Biogen, Inc.(c)	40,999	8,740,987
BioMarin Pharmaceutical, Inc.(c)	13,052	1,100,675
Bio-Rad Laboratories, Inc., Class A(b)(c)	5,282	1,787,217
Boston Scientific Corp.(c)	101,588	7,505,321
Bristol-Myers Squibb Co.	536,880	25,534,013
Cardinal Health, Inc.	179,794	18,128,629
Catalent, Inc.(c)	34,493	2,046,815
Cencora, Inc.	79,128	18,822,969

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Centene Corp.(c)	276,227	$ 21,247,381
Charles River Laboratories International, Inc.(c)	6,438	1,571,516
Cigna Group (The)	85,896	29,949,358
Cooper Cos., Inc. (The)	18,797	1,754,324
CVS Health Corp.	724,082	43,683,867
Danaher Corp.	49,652	13,757,576
DaVita, Inc.(c)	18,230	2,490,583
DENTSPLY SIRONA, Inc.(b)	39,947	1,084,162
DexCom, Inc.(c)	7,691	521,604
Edwards Lifesciences Corp.(c)	33,095	2,086,640
Elanco Animal Health, Inc.(c)	136,517	1,780,182
Elevance Health, Inc.	52,438	27,898,589
Eli Lilly and Co.	20,340	16,358,852
Encompass Health Corp.	17,513	1,627,658
Enovis Corp.(b)(c)	17,397	828,793
Envista Holdings Corp.(c)	64,638	1,103,371
Exelixis, Inc.(c)	44,726	1,048,825
GE HealthCare Technologies, Inc.	68,505	5,797,578
Gilead Sciences, Inc.	304,196	23,137,148
GRAIL, Inc.(b)(c)	2,049	31,514
HCA Healthcare, Inc.	34,064	12,366,935
Henry Schein, Inc.(c)	37,293	2,682,858
Hologic, Inc.(c)	35,707	2,914,048
Humana, Inc.	37,988	13,736,841
ICON PLC(c)	9,451	3,104,086
IDEXX Laboratories, Inc.(c)	2,128	1,013,183
Illumina, Inc.(c)	12,327	1,511,290
Incyte Corp.(c)	21,012	1,367,251
Intuitive Surgical, Inc.(c)	10,970	4,877,372
IQVIA Holdings, Inc.(c)	19,700	4,850,731
Jazz Pharmaceuticals PLC(b)(c)	12,387	1,365,667
Johnson & Johnson	453,645	71,607,863
Labcorp Holdings, Inc.(b)(c)	18,057	3,890,200
McKesson Corp.	55,288	34,113,802
Medtronic PLC	301,835	24,243,387
Merck & Co., Inc.	311,055	35,189,652
Mettler-Toledo International, Inc.(c)	1,066	1,621,418
Moderna, Inc.(c)	78,247	9,328,607
Molina Healthcare, Inc.(c)	11,945	4,076,470
Option Care Health, Inc.(b)(c)	22,800	676,932
Organon & Co.(b)	158,786	3,471,062
Owens & Minor, Inc.(b)(c)	59,118	970,718
Patterson Cos., Inc.(b)	37,412	944,653
Perrigo Co. PLC	61,035	1,725,459
Pfizer, Inc.	2,225,841	67,977,184
Premier, Inc., Class A(b)	38,799	814,003
Quest Diagnostics, Inc.	31,954	4,547,054
QuidelOrtho Corp.(b)(c)	32,982	1,295,863
Regeneron Pharmaceuticals, Inc.(c)	9,733	10,503,756
ResMed, Inc.	11,198	2,387,973
Revvity, Inc.	20,614	2,589,325
Royalty Pharma PLC, Class A	48,152	1,356,442
Select Medical Holdings Corp.	38,489	1,530,323
Solventum Corp.(c)	59,225	3,487,168
STERIS PLC(b)	9,378	2,239,091
Stryker Corp.	24,066	7,880,412
Teleflex, Inc.	5,904	1,304,312
Tenet Healthcare Corp.(c)	56,401	8,443,230
Thermo Fisher Scientific, Inc.	30,704	18,831,991
United Therapeutics Corp.(c)	7,388	2,314,586
UnitedHealth Group, Inc.	134,451	77,465,288
	Shares	Value
Health Care-(continued)
Universal Health Services, Inc., Class B	18,059	$ 3,860,292
Veeva Systems, Inc., Class A(c)	4,966	953,124
Vertex Pharmaceuticals, Inc.(c)	13,205	6,545,983
Viatris, Inc.	546,883	6,595,409
Waters Corp.(c)	3,679	1,237,174
West Pharmaceutical Services, Inc.	3,256	996,890
Zimmer Biomet Holdings, Inc.	31,918	3,554,069
Zoetis, Inc.	23,951	4,312,138
		885,756,802
Industrials-9.78%
3M Co.	236,672	30,187,514
A.O. Smith Corp.	14,972	1,273,219
ABM Industries, Inc.(b)	31,485	1,749,307
Acuity Brands, Inc.	4,418	1,110,464
AECOM	33,230	3,010,970
AerCap Holdings N.V. (Ireland)	69,407	6,520,788
AGCO Corp.(b)	21,758	2,054,390
Air Lease Corp., Class A	43,581	2,162,489
Alight, Inc., Class A(b)(c)	129,626	981,269
Allegion PLC	8,929	1,221,576
Allison Transmission Holdings, Inc.	17,313	1,533,759
American Airlines Group, Inc.(b)(c)	87,767	933,841
AMETEK, Inc.	17,454	3,027,920
API Group Corp.(b)(c)	30,905	1,170,990
Applied Industrial Technologies, Inc.	4,478	977,055
ArcBest Corp.(b)	5,443	686,090
Atkore, Inc.(b)	7,583	1,023,705
Automatic Data Processing, Inc.	35,412	9,299,899
Avis Budget Group, Inc.(b)	19,243	1,943,735
Beacon Roofing Supply, Inc.(c)	21,073	2,166,304
BlueLinx Holdings, Inc.(b)(c)	6,487	782,267
Boeing Co. (The)(c)	61,913	11,800,618
Boise Cascade Co.(b)	12,024	1,708,490
Booz Allen Hamilton Holding Corp.	13,218	1,894,272
Brink’s Co. (The)	10,821	1,190,202
Broadridge Financial Solutions, Inc.	10,720	2,294,080
Builders FirstSource, Inc.(c)	22,985	3,846,999
BWX Technologies, Inc.	8,965	891,928
C.H. Robinson Worldwide, Inc.	51,351	4,572,807
CACI International, Inc., Class A(c)	4,918	2,269,559
Carlisle Cos., Inc.	5,486	2,296,330
Carrier Global Corp.	113,386	7,722,720
Caterpillar, Inc.	65,532	22,687,178
Chart Industries, Inc.(b)(c)	6,261	1,008,522
Cintas Corp.	5,072	3,874,704
Clarivate PLC(b)(c)	95,485	643,569
Clean Harbors, Inc.(c)	7,211	1,721,482
CNH Industrial N.V.	374,561	3,989,075
Concentrix Corp.(b)	10,279	724,670
Copart, Inc.(c)	38,109	1,994,244
Core & Main, Inc., Class A(c)	23,950	1,280,607
CoreCivic, Inc.(b)(c)	62,170	866,650
Crane Co.	8,663	1,389,718
CSX Corp.	288,244	10,117,364
Cummins, Inc.	31,916	9,313,089
Curtiss-Wright Corp.	4,007	1,180,863
Deere & Co.	41,432	15,411,875
Delta Air Lines, Inc.	52,064	2,239,793
Donaldson Co., Inc.	17,583	1,315,560
Dover Corp.	19,959	3,677,645
Dycom Industries, Inc.(b)(c)	7,354	1,349,533
Eaton Corp. PLC	38,247	11,657,303

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
EMCOR Group, Inc.	6,592	$ 2,474,900
Emerson Electric Co.	86,242	10,099,801
EnerSys	9,857	1,083,580
Equifax, Inc.	8,689	2,427,446
ESAB Corp.	8,928	907,085
Expeditors International of Washington, Inc.	25,448	3,176,419
Fastenal Co.	55,090	3,897,617
FedEx Corp.	79,210	23,941,222
Flowserve Corp.(b)	27,758	1,403,167
Fluor Corp.(c)	42,635	2,050,743
Fortive Corp.	32,449	2,331,461
Fortune Brands Innovations, Inc.	22,053	1,782,103
FTI Consulting, Inc.(c)	4,979	1,085,273
GATX Corp.	8,172	1,139,994
GE Vernova, Inc.(c)	23,924	4,264,214
Generac Holdings, Inc.(c)	11,032	1,717,462
General Dynamics Corp.	46,101	13,770,830
General Electric Co.	95,585	16,268,567
Genpact Ltd.(b)	33,948	1,176,977
GEO Group, Inc. (The)(c)	88,214	1,279,103
GMS, Inc.(b)(c)	12,595	1,212,017
Grab Holdings Ltd., Class A (Singapore)(c)	288,991	953,670
Graco, Inc.	13,032	1,108,372
GXO Logistics, Inc.(b)(c)	34,413	1,926,440
HEICO Corp.(b)	1,813	437,549
HEICO Corp., Class A	3,156	599,987
Herc Holdings, Inc.(b)	6,349	989,428
Hertz Global Holdings, Inc.(b)(c)	215,879	880,786
Honeywell International, Inc.	96,485	19,755,304
Howmet Aerospace, Inc.	30,604	2,928,803
Hub Group, Inc., Class A	25,984	1,215,272
Hubbell, Inc.	5,298	2,096,154
Huntington Ingalls Industries, Inc.	9,211	2,578,896
IDEX Corp.	7,272	1,516,067
Illinois Tool Works, Inc.	34,579	8,550,695
Ingersoll Rand, Inc.	25,050	2,515,020
Insperity, Inc.(b)	8,716	895,308
ITT, Inc.	9,103	1,287,710
J.B. Hunt Transport Services, Inc.	11,052	1,913,654
Jacobs Solutions, Inc.	20,700	3,029,445
JELD-WEN Holding, Inc.(b)(c)	46,196	771,011
Johnson Controls International PLC	160,805	11,503,990
KBR, Inc.	22,754	1,515,189
Kennametal, Inc.(b)	32,454	848,348
Kirby Corp.(b)(c)	12,728	1,564,017
Knight-Swift Transportation Holdings, Inc.	43,274	2,355,404
L3Harris Technologies, Inc.	35,548	8,065,486
Landstar System, Inc.	6,751	1,284,378
Leidos Holdings, Inc.	26,798	3,869,631
Lennox International, Inc.	2,468	1,440,078
Lincoln Electric Holdings, Inc.	4,581	940,983
Lockheed Martin Corp.	48,023	26,024,624
ManpowerGroup, Inc.	30,898	2,366,169
Masco Corp.	30,445	2,370,143
MasTec, Inc.(c)	24,487	2,694,305
MasterBrand, Inc.(b)(c)	51,967	938,004
Maximus, Inc.	12,440	1,155,552
MDU Resources Group, Inc.	70,729	1,905,439
Middleby Corp. (The)(b)(c)	10,099	1,369,222
MillerKnoll, Inc.(b)	27,153	842,286
MSC Industrial Direct Co., Inc., Class A	13,283	1,181,523
	Shares	Value
Industrials-(continued)
Mueller Industries, Inc.	20,069	$ 1,423,695
Nordson Corp.	4,806	1,203,086
Norfolk Southern Corp.	37,506	9,359,997
Northrop Grumman Corp.	25,520	12,359,846
nVent Electric PLC(b)	19,461	1,413,452
Old Dominion Freight Line, Inc.	9,081	1,908,645
Oshkosh Corp.	18,007	1,956,461
Otis Worldwide Corp.	42,835	4,047,907
Owens Corning	19,511	3,636,460
PACCAR, Inc.	93,106	9,185,838
Parker-Hannifin Corp.	11,480	6,442,117
Paychex, Inc.	37,019	4,739,172
Pentair PLC	20,661	1,815,482
Quanta Services, Inc.	13,486	3,578,915
Regal Rexnord Corp.	12,912	2,074,700
Republic Services, Inc.	22,684	4,407,955
Resideo Technologies, Inc.(c)	54,049	1,227,993
Robert Half, Inc.	22,004	1,412,437
Rockwell Automation, Inc.	12,715	3,543,035
RTX Corp.	298,488	35,069,355
Rush Enterprises, Inc., Class A(b)	20,372	1,039,176
RXO, Inc.(b)(c)	39,138	1,241,066
Ryder System, Inc.	29,402	4,120,984
Saia, Inc.(b)(c)	1,700	710,345
Science Applications International Corp.	11,143	1,386,189
Sensata Technologies Holding PLC	40,709	1,587,244
SiteOne Landscape Supply, Inc.(b)(c)	5,397	791,632
Snap-on, Inc.	9,387	2,694,351
Southwest Airlines Co.	42,702	1,150,392
SS&C Technologies Holdings, Inc.	36,772	2,682,517
Stanley Black & Decker, Inc.	59,474	6,281,644
Stericycle, Inc.(b)(c)	22,072	1,292,316
Sunrun, Inc.(b)(c)	85,325	1,495,747
Terex Corp.	16,434	1,039,615
Textron, Inc.	37,980	3,528,342
Timken Co. (The)(b)	15,115	1,314,249
Toro Co. (The)	13,079	1,252,053
Trane Technologies PLC	18,626	6,226,299
TransDigm Group, Inc.	3,979	5,149,701
TransUnion(b)	22,288	2,011,715
Trinity Industries, Inc.	37,719	1,246,990
Uber Technologies, Inc.(c)	49,079	3,164,123
UFP Industries, Inc.	12,320	1,625,378
U-Haul Holding Co.(b)(c)	1,752	117,016
U-Haul Holding Co., Series N	21,322	1,358,851
Union Pacific Corp.	79,722	19,669,809
United Airlines Holdings, Inc.(c)	50,670	2,301,431
United Parcel Service, Inc., Class B	182,223	23,756,413
United Rentals, Inc.	9,554	7,233,333
Valmont Industries, Inc.	3,999	1,193,142
Veralto Corp.	16,196	1,725,846
Verisk Analytics, Inc.	7,142	1,869,418
Vertiv Holdings Co., Class A	12,264	965,177
Vestis Corp.(b)	48,829	633,312
W.W. Grainger, Inc.	3,601	3,517,493
Wabtec Corp.	23,411	3,772,683
Waste Management, Inc.	42,644	8,642,233
Watsco, Inc.(b)	4,511	2,208,089
Werner Enterprises, Inc.(b)	26,280	1,029,913
WESCO International, Inc.	20,321	3,555,159
WillScot Holdings Corp.(c)	16,001	656,041
Woodward, Inc.	6,486	1,011,751

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
XPO, Inc.(c)	10,989	$ 1,262,526
Xylem, Inc.	17,025	2,272,837
ZIM Integrated Shipping Services Ltd. (Israel)(b)	383,061	7,542,471
		698,556,883
Information Technology-12.30%
Accenture PLC, Class A (Ireland)	52,092	17,222,657
Adobe, Inc.(c)	16,174	8,922,387
Advanced Micro Devices, Inc.(c)	81,408	11,761,828
Akamai Technologies, Inc.(c)	19,729	1,938,966
Amdocs Ltd.	21,796	1,906,496
Amkor Technology, Inc.	26,987	881,395
Amphenol Corp., Class A	84,362	5,421,102
Analog Devices, Inc.	59,024	13,656,973
ANSYS, Inc.(c)	5,046	1,582,577
Apple, Inc.	758,727	168,498,092
Applied Materials, Inc.	49,857	10,579,655
Arista Networks, Inc.(c)	6,520	2,259,506
Arrow Electronics, Inc.(c)	52,005	6,432,498
ASGN, Inc.(b)(c)	12,467	1,180,251
Aspen Technology, Inc.(b)(c)	6,077	1,142,172
Autodesk, Inc.(c)	5,033	1,245,768
Avnet, Inc.	49,935	2,684,506
Broadcom, Inc.	221,452	35,582,907
Cadence Design Systems, Inc.(c)	5,433	1,454,197
CDW Corp.	16,376	3,571,769
Check Point Software Technologies Ltd. (Israel)(c)	7,666	1,406,328
Ciena Corp.(c)	25,037	1,320,451
Cisco Systems, Inc.	826,772	40,057,103
Cognex Corp.(b)	20,674	1,025,844
Cognizant Technology Solutions Corp., Class A	92,622	7,009,633
Coherent Corp.(b)(c)	25,177	1,754,333
Corning, Inc.	199,843	7,995,718
Diodes, Inc.(b)(c)	11,273	881,549
DXC Technology Co.(c)	158,757	3,229,117
Entegris, Inc.	8,561	1,012,681
EPAM Systems, Inc.(c)	4,318	928,931
F5, Inc.(c)	6,956	1,416,520
First Solar, Inc.(c)	11,247	2,429,239
Flex Ltd.(c)	151,810	4,880,691
Fortinet, Inc.(c)	11,282	654,807
Gartner, Inc.(c)	3,027	1,517,102
Gen Digital, Inc.	155,452	4,040,197
GoDaddy, Inc., Class A(c)	8,243	1,198,944
Hewlett Packard Enterprise Co.	667,840	13,296,694
HP, Inc.	388,061	14,005,121
Insight Enterprises, Inc.(b)(c)	8,150	1,829,675
Intel Corp.	1,351,777	41,553,625
International Business Machines Corp.	189,222	36,357,115
Intuit, Inc.	9,948	6,439,838
Jabil, Inc.	31,528	3,552,260
Juniper Networks, Inc.	63,445	2,391,242
Keysight Technologies, Inc.(c)	14,460	2,018,182
KLA Corp.	6,020	4,954,881
Kyndryl Holdings, Inc.(c)	145,328	3,904,963
Lam Research Corp.	7,345	6,766,508
Littelfuse, Inc.	3,515	938,892
Lumentum Holdings, Inc.(b)(c)	17,953	929,606
Marvell Technology, Inc.	53,837	3,606,002
Microchip Technology, Inc.	55,489	4,926,313
	Shares	Value
Information Technology-(continued)
Micron Technology, Inc.	234,556	$ 25,758,940
Microsoft Corp.	328,419	137,394,089
MKS Instruments, Inc.	11,463	1,443,192
Motorola Solutions, Inc.	10,767	4,295,172
NCR Voyix Corp.(b)(c)	73,538	1,084,685
NetApp, Inc.	35,158	4,464,363
NVIDIA Corp.	134,435	15,731,584
NXP Semiconductors N.V. (China)	26,229	6,902,424
Okta, Inc.(c)	12,002	1,127,468
ON Semiconductor Corp.(c)	43,464	3,401,058
Oracle Corp.	130,484	18,195,994
Plexus Corp.(c)	8,849	1,134,176
PTC, Inc.(c)	5,000	889,250
Qorvo, Inc.(c)	18,952	2,270,450
QUALCOMM, Inc.	141,621	25,626,320
Roper Technologies, Inc.	8,453	4,604,772
Salesforce, Inc.	55,735	14,424,218
Sanmina Corp.(b)(c)	28,314	2,132,894
Seagate Technology Holdings PLC	52,204	5,333,683
ServiceNow, Inc.(c)	2,663	2,168,721
Skyworks Solutions, Inc.	31,219	3,547,103
Snowflake, Inc., Class A(c)	4,742	618,262
SolarEdge Technologies, Inc.(b)(c)	9,545	275,469
Super Micro Computer, Inc.(c)	981	688,319
Synopsys, Inc.(c)	4,308	2,405,243
TD SYNNEX Corp.	25,668	3,058,856
TE Connectivity Ltd.	47,726	7,365,554
Teledyne Technologies, Inc.(c)	6,330	2,670,374
Teradyne, Inc.	14,402	1,888,966
Texas Instruments, Inc.	124,807	25,436,915
Trimble, Inc.(c)	29,027	1,583,133
TTM Technologies, Inc.(b)(c)	49,436	958,070
Twilio, Inc., Class A(c)	35,959	2,126,256
Tyler Technologies, Inc.(c)	2,206	1,253,251
Viasat, Inc.(b)(c)	61,638	1,246,320
Vishay Intertechnology, Inc.(b)	49,177	1,195,493
Vontier Corp.	27,121	1,063,957
Western Digital Corp.(c)	122,762	8,231,192
Workday, Inc., Class A(c)	4,240	962,989
Xerox Holdings Corp.(b)	117,155	1,261,174
Zebra Technologies Corp., Class A(c)	7,045	2,474,133
Zoom Video Communications, Inc., Class A(c)	25,092	1,515,557
		878,365,846
Materials-3.58%
Air Products and Chemicals, Inc.	38,283	10,100,970
Albemarle Corp.(b)	23,660	2,216,232
Alcoa Corp.	136,467	4,508,870
Alpha Metallurgical Resources, Inc.(b)	2,391	706,325
AptarGroup, Inc.	8,942	1,314,295
Arch Resources, Inc.	6,438	943,489
Ashland, Inc.	10,901	1,053,582
ATI, Inc.(b)(c)	17,295	1,171,045
Avery Dennison Corp.	11,600	2,515,228
Avient Corp.(b)	27,696	1,252,967
Axalta Coating Systems Ltd.(c)	48,879	1,742,536
Ball Corp.	56,502	3,606,523
Berry Global Group, Inc.(b)	48,236	3,170,070
Cabot Corp.(b)	11,885	1,191,947
Celanese Corp.	21,251	2,999,579
CF Industries Holdings, Inc.	50,810	3,881,376
Chemours Co. (The)	67,094	1,621,662

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
Cleveland-Cliffs, Inc.(b)(c)	171,778	$ 2,636,792
Commercial Metals Co.(b)	32,646	1,962,025
Constellium SE(c)	70,131	1,249,033
Corteva, Inc.	123,364	6,920,720
Crown Holdings, Inc.	33,103	2,936,236
Dow, Inc.	308,971	16,829,650
DuPont de Nemours, Inc.	151,284	12,662,471
Eastman Chemical Co.	46,389	4,793,375
Ecolab, Inc.	22,713	5,239,662
Element Solutions, Inc.	35,537	957,722
FMC Corp.	44,404	2,591,417
Freeport-McMoRan, Inc.	243,376	11,051,704
Graphic Packaging Holding Co.(b)	82,098	2,471,150
Greif, Inc., Class A	14,183	945,722
H.B. Fuller Co.	11,766	1,014,229
Huntsman Corp.	90,823	2,173,394
International Flavors & Fragrances, Inc.	66,385	6,603,980
International Paper Co.	204,736	9,516,129
Knife River Corp.(b)(c)	11,708	931,020
Linde PLC	46,932	21,283,662
Louisiana-Pacific Corp.	15,764	1,547,394
LyondellBasell Industries N.V., Class A	126,385	12,570,252
Martin Marietta Materials, Inc.	5,387	3,196,377
Mosaic Co. (The)	164,784	4,905,620
Newmont Corp.	294,348	14,443,656
Nucor Corp.	59,754	9,736,317
O-I Glass, Inc.(b)(c)	99,389	1,327,837
Olin Corp.	45,208	2,061,937
Packaging Corp. of America	19,342	3,865,886
PPG Industries, Inc.	39,754	5,047,963
Reliance, Inc.	11,722	3,570,052
Royal Gold, Inc.(b)	7,883	1,088,800
RPM International, Inc.(b)	18,814	2,285,148
Scotts Miracle-Gro Co. (The)(b)	16,042	1,260,901
Sealed Air Corp.	42,000	1,598,100
Sherwin-Williams Co. (The)	17,814	6,249,151
Silgan Holdings, Inc.	24,496	1,259,829
Sonoco Products Co.	34,390	1,854,309
Southern Copper Corp. (Mexico)	14,370	1,531,988
Steel Dynamics, Inc.	39,573	5,271,915
Sylvamo Corp.(b)	16,810	1,239,065
Tronox Holdings PLC, Class A(b)	58,722	948,948
United States Steel Corp.(b)	100,037	4,110,520
Vulcan Materials Co.	11,856	3,254,591
Warrior Met Coal, Inc.	18,571	1,283,442
Westlake Corp.	8,123	1,201,067
		255,477,854
Real Estate-3.44%
Agree Realty Corp.	17,072	1,177,456
Alexandria Real Estate Equities, Inc.	43,232	5,070,681
American Homes 4 Rent, Class A	46,600	1,681,794
American Tower Corp.	58,152	12,816,701
Americold Realty Trust, Inc.(b)	56,754	1,696,377
Anywhere Real Estate, Inc.(c)	113,017	533,440
Apple Hospitality REIT, Inc.	75,481	1,116,364
AvalonBay Communities, Inc.	27,137	5,560,914
Brandywine Realty Trust(b)	200,971	1,012,894
Brixmor Property Group, Inc.	79,407	2,022,496
BXP, Inc.	58,538	4,174,345
Camden Property Trust	22,569	2,499,517
CBRE Group, Inc., Class A(c)	71,421	8,049,861
COPT Defense Properties(b)	37,671	1,091,329
	Shares	Value
Real Estate-(continued)
CoStar Group, Inc.(c)	23,311	$ 1,818,724
Cousins Properties, Inc.	60,980	1,677,560
Crown Castle, Inc.	86,829	9,558,136
CubeSmart	32,500	1,546,350
Cushman & Wakefield PLC(c)	123,458	1,618,534
DiamondRock Hospitality Co.(b)	89,788	738,955
Digital Realty Trust, Inc.	55,074	8,233,012
Douglas Emmett, Inc.(b)	92,928	1,495,212
EastGroup Properties, Inc.	4,299	803,870
EPR Properties	27,141	1,221,345
Equinix, Inc.	7,951	6,283,198
Equity LifeStyle Properties, Inc.	21,093	1,448,667
Equity Residential	83,909	5,842,584
Essex Property Trust, Inc.	11,868	3,303,576
Extra Space Storage, Inc.	17,251	2,753,605
Federal Realty Investment Trust	16,550	1,847,808
First Industrial Realty Trust, Inc.	17,107	936,095
Gaming and Leisure Properties, Inc.	45,214	2,269,743
Healthcare Realty Trust, Inc.(b)	141,534	2,503,736
Healthpeak Properties, Inc.	240,876	5,255,914
Highwoods Properties, Inc.(b)	53,869	1,668,323
Host Hotels & Resorts, Inc.	156,045	2,732,348
Hudson Pacific Properties, Inc.(b)	166,177	995,400
Independence Realty Trust, Inc.(b)	53,621	1,000,032
Invitation Homes, Inc.	102,370	3,610,590
Iron Mountain, Inc.	55,161	5,657,312
JBG SMITH Properties, (Acquired 03/20/2020 - 07/24/2024; Cost $1,360,711)(f)	57,104	933,650
Jones Lang LaSalle, Inc.(c)	18,182	4,561,864
Kilroy Realty Corp.(b)	50,032	1,849,683
Kimco Realty Corp.	150,735	3,275,472
Kite Realty Group Trust(b)	47,164	1,163,064
Lamar Advertising Co., Class A	16,409	1,966,783
LXP Industrial Trust	89,254	919,316
Macerich Co. (The)(b)	92,399	1,479,308
Medical Properties Trust, Inc.(b)	787,180	3,786,336
Mid-America Apartment Communities, Inc.	23,634	3,303,324
NNN REIT, Inc.	37,088	1,664,880
Omega Healthcare Investors, Inc.	57,241	2,083,572
Opendoor Technologies, Inc.(b)(c)	315,275	731,438
Outfront Media, Inc.(b)	64,209	1,041,470
Park Hotels & Resorts, Inc.(b)	128,198	1,930,662
Phillips Edison & Co., Inc.(b)	24,461	858,581
PotlatchDeltic Corp.	27,468	1,218,480
Prologis, Inc.	100,479	12,665,378
Public Storage	16,467	4,872,915
Rayonier, Inc.(b)	28,577	866,740
Realty Income Corp.	127,537	7,324,450
Regency Centers Corp.	39,660	2,670,704
Rexford Industrial Realty, Inc.(b)	26,542	1,330,020
RLJ Lodging Trust	72,095	680,577
Sabra Health Care REIT, Inc.	91,527	1,485,483
SBA Communications Corp., Class A	7,027	1,542,708
Simon Property Group, Inc.	51,301	7,871,625
SL Green Realty Corp.	40,829	2,720,845
STAG Industrial, Inc.	28,879	1,178,552
Sun Communities, Inc.	21,635	2,741,804
UDR, Inc.	62,843	2,518,119
Uniti Group, Inc.(b)	163,426	627,556
Ventas, Inc.	131,240	7,144,706

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Real Estate-(continued)
VICI Properties, Inc.	169,640	$ 5,302,946
Vornado Realty Trust(b)	103,779	3,112,332
W.P. Carey, Inc.(b)	49,522	2,862,867
Welltower, Inc.	90,473	10,065,121
Weyerhaeuser Co.	214,901	6,825,256
Zillow Group, Inc., Class A(c)	7,349	348,343
Zillow Group, Inc., Class C(b)(c)	16,624	809,589
		245,661,317
Utilities-4.81%
AES Corp. (The)	283,055	5,035,548
ALLETE, Inc.	20,150	1,299,675
Alliant Energy Corp.	68,497	3,812,543
Ameren Corp.	77,418	6,136,925
American Electric Power Co., Inc.	164,612	16,151,729
American Water Works Co., Inc.	31,243	4,447,754
Atmos Energy Corp.	29,429	3,763,381
Avangrid, Inc.	37,750	1,346,543
Avista Corp.(b)	32,886	1,288,473
Black Hills Corp.	27,755	1,638,933
CenterPoint Energy, Inc.	184,972	5,132,973
CMS Energy Corp.	79,742	5,167,282
Consolidated Edison, Inc.	120,262	11,727,950
Constellation Energy Corp.	44,677	8,479,695
Dominion Energy, Inc.	353,460	18,895,972
DTE Energy Co.	61,620	7,427,059
Duke Energy Corp.	272,519	29,778,151
Edison International	126,397	10,113,024
Entergy Corp.	77,620	9,001,591
Essential Utilities, Inc.	52,659	2,140,588
Evergy, Inc.	90,041	5,222,378
Eversource Energy	129,970	8,436,353
Exelon Corp.	389,109	14,474,855
FirstEnergy Corp.	189,074	7,924,091
Hawaiian Electric Industries, Inc.(b)	112,625	1,865,070
IDACORP, Inc.	14,423	1,409,848
National Fuel Gas Co.(b)	29,734	1,742,115
New Jersey Resources Corp.	26,752	1,250,656
NextEra Energy, Inc.	381,014	29,105,659
NiSource, Inc.	129,576	4,049,250
NorthWestern Energy Group, Inc.	24,098	1,295,749
NRG Energy, Inc.	87,467	6,574,894
OGE Energy Corp.(b)	74,782	2,899,298
ONE Gas, Inc.	20,126	1,401,373
	Shares	Value
Utilities-(continued)
PG&E Corp.	406,532	$ 7,419,209
Pinnacle West Capital Corp.	48,627	4,161,985
PNM Resources, Inc.(b)	31,064	1,291,641
Portland General Electric Co.(b)	38,064	1,803,472
PPL Corp.	311,140	9,247,081
Public Service Enterprise Group, Inc.	131,219	10,467,340
Sempra	159,064	12,734,664
Southern Co. (The)	315,576	26,356,908
Southwest Gas Holdings, Inc.(b)	24,437	1,812,248
Spire, Inc.	21,495	1,431,352
UGI Corp.(b)	146,324	3,625,909
Vistra Corp.	80,617	6,386,479
WEC Energy Group, Inc.	85,122	7,325,599
Xcel Energy, Inc.	158,589	9,242,567
		343,743,832
Total Common Stocks & Other Equity Interests (Cost $5,427,535,356)		7,138,720,058
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(g) (Cost $1,717,670)	1,717,670	1,717,670
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $5,429,253,026)		7,140,437,728
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.76%
Invesco Private Government Fund, 5.30%(e)(g)(h)	74,137,541	74,137,541
Invesco Private Prime Fund, 5.48%(e)(g)(h)	194,182,219	194,240,474
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $268,378,015)		268,378,015
TOTAL INVESTMENTS IN SECURITIES-103.73% (Cost $5,697,631,041)		7,408,815,743
OTHER ASSETS LESS LIABILITIES-(3.73)%		(266,537,729)
NET ASSETS-100.00%		$7,142,278,014

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Invesco Ltd.	$3,410,209	$20,634	$(111,820)	$732,972	$(227)	$4,051,768	$49,187
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,952,726	$54,892,480	$(56,127,536)	$-	$-	$1,717,670	$83,735
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	86,310,638	147,842,084	(160,015,181)	-	-	74,137,541	941,950*
Invesco Private Prime Fund	224,501,337	242,501,328	(272,760,817)	32,212	(33,586)	194,240,474	2,499,986*
Total	$317,174,910	$445,256,526	$(489,015,354)	$765,184	$(33,813)	$274,147,453	$3,574,858

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Restricted security. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-4.34%
Advantage Solutions, Inc.(b)(c)	231,972	$ 930,208
AMC Entertainment Holdings, Inc.(b)(c)	628,700	3,338,400
AMC Networks, Inc., Class A(b)(c)	292,295	3,253,243
Atlanta Braves Holdings, Inc., Class H(b)(c)	4,506	206,916
Atlanta Braves Holdings, Inc., Series C(b)(c)	20,396	885,798
ATN International, Inc.(c)	26,028	772,251
Bandwidth, Inc., Class A(b)(c)	43,049	982,378
Boston Omaha Corp., Class A(b)(c)	28,487	418,759
Bumble, Inc., Class A(b)(c)	122,861	1,147,522
Cardlytics, Inc.(b)(c)	59,867	496,297
CarGurus, Inc.(b)	74,554	1,850,430
Cars.com, Inc.(b)(c)	50,061	1,032,258
Cinemark Holdings, Inc.(b)(c)	216,179	5,097,501
Clear Channel Outdoor Holdings, Inc.(b)	1,662,020	2,758,953
Cogent Communications Holdings, Inc.(c)	39,958	2,820,635
Consolidated Communications Holdings, Inc.(b)(c)	476,300	2,190,980
E.W. Scripps Co. (The), Class A(b)(c)	270,380	1,016,629
EchoStar Corp., Class A(b)(c)	275,339	5,528,807
Entravision Communications Corp., Class A	133,348	292,032
fuboTV, Inc.(b)(c)	350,060	511,088
Gannett Co., Inc.(b)(c)	474,073	2,327,698
Gogo, Inc.(b)(c)	49,707	451,340
IDT Corp., Class B	20,993	802,562
iHeartMedia, Inc., Class A(b)(c)	581,172	1,034,486
IHS Holding Ltd. (Nigeria)(b)	93,903	265,746
IMAX Corp.(b)(c)	43,865	925,552
Integral Ad Science Holding Corp.(b)(c)	25,494	259,529
Iridium Communications, Inc.	108,515	3,114,381
John Wiley & Sons, Inc., Class A	90,497	4,321,232
Liberty Latin America Ltd., Class A(b)	124,511	1,304,875
Liberty Latin America Ltd., Class C(b)	500,080	5,300,848
Lions Gate Entertainment Corp., Class A(b)(c)	86,039	788,978
Lions Gate Entertainment Corp., Class B(b)(c)	176,152	1,451,493
Madison Square Garden Entertainment Corp.(b)	13,170	520,083
Madison Square Garden Sports Corp., Class A(b)	2,968	594,817
Magnite, Inc.(b)(c)	117,078	1,702,314
Marcus Corp. (The)(c)	56,382	709,849
National CineMedia, Inc.(b)(c)	188,973	1,141,397
New York Times Co. (The), Class A	96,882	5,191,906
Nextdoor Holdings, Inc.(b)(c)	172,737	490,573
Pinterest, Inc., Class A(b)	125,622	4,013,623
Playstudios, Inc.(b)	144,948	314,537
PubMatic, Inc., Class A(b)	34,566	759,069
QuinStreet, Inc.(b)(c)	50,552	945,322
Roblox Corp., Class A(b)	22,590	937,937
Roku, Inc., Class A(b)(c)	54,930	3,197,475
Scholastic Corp.(c)	58,554	1,834,497
Shenandoah Telecommunications Co.(c)	72,358	1,540,502
Shutterstock, Inc.(c)	23,443	1,036,650
Sinclair, Inc.(c)	241,039	3,707,180
Sirius XM Holdings, Inc.(c)	722,896	2,493,991
Skillz, Inc.(b)(c)	52,378	337,838
Sphere Entertainment Co.(b)(c)	26,819	1,192,909
Spok Holdings, Inc.(c)	25,770	395,054
	Shares	Value
Communication Services-(continued)
Stagwell, Inc.(b)(c)	105,363	$ 703,825
Taboola.com Ltd. (Israel)(b)(c)	257,169	892,376
TechTarget, Inc.(b)(c)	16,669	533,408
Thryv Holdings, Inc.(b)(c)	84,530	1,646,644
TKO Group Holdings, Inc.(c)	10,704	1,170,482
Trade Desk, Inc. (The), Class A(b)	39,352	3,536,958
TripAdvisor, Inc.(b)(c)	82,817	1,460,064
TrueCar, Inc.(b)(c)	97,470	356,740
Vimeo, Inc.(b)(c)	254,709	1,023,930
WideOpenWest, Inc.(b)	350,631	1,910,939
Yelp, Inc.(b)	49,094	1,788,494
Ziff Davis, Inc.(b)(c)	62,795	3,006,625
ZipRecruiter, Inc., Class A(b)(c)	36,296	332,471
ZoomInfo Technologies, Inc., Class A(b)(c)	156,549	1,778,397
		111,078,681
Consumer Discretionary-13.82%
1-800-Flowers.com, Inc., Class A(b)(c)	99,594	1,031,794
Aaron’s Co., Inc. (The)(c)	191,132	1,911,320
Abercrombie & Fitch Co., Class A(b)(c)	34,029	5,018,597
Accel Entertainment, Inc.(b)(c)	57,274	698,743
Acushnet Holdings Corp.(c)	25,242	1,832,064
ADT, Inc.(c)	624,522	4,858,781
Adtalem Global Education, Inc.(b)	77,160	6,050,116
Afya Ltd., Class A (Brazil)(b)(c)	25,911	465,102
Allbirds, Inc., Class A(b)(c)	357,790	223,368
A-Mark Precious Metals, Inc.(c)	154,411	5,935,559
American Public Education, Inc.(b)	51,690	1,031,732
America’s Car-Mart, Inc.(b)(c)	18,123	1,255,018
AMMO, Inc.(b)(c)	155,284	282,617
Arcos Dorados Holdings, Inc., Class A (Brazil)(c)	166,086	1,604,391
Arko Corp.(c)	135,536	887,761
Bally’s Corp.(b)(c)	128,085	2,206,905
BARK, Inc.(b)(c)	407,276	631,278
Barnes & Noble Education, Inc.(b)(c)	25,828	274,807
Beazer Homes USA, Inc.(b)	108,980	3,669,357
Betterware de Mexico SAPI de CV (Mexico)	21,343	320,145
Beyond, Inc.(b)(c)	92,905	1,049,827
Big 5 Sporting Goods Corp.(c)	167,930	344,257
BJ’s Restaurants, Inc.(b)(c)	32,928	1,039,866
Bloomin’ Brands, Inc.	171,531	3,576,421
Boot Barn Holdings, Inc.(b)(c)	29,034	3,875,458
Bright Horizons Family Solutions, Inc.(b)(c)	36,814	4,426,883
Brinker International, Inc.(b)(c)	86,741	5,795,166
Buckle, Inc. (The)(c)	78,993	3,411,708
Build-A-Bear Workshop, Inc.(c)	19,869	538,847
Caleres, Inc.	62,765	2,420,218
Camping World Holdings, Inc., Class A(c)	120,417	2,755,141
CarParts.com, Inc.(b)	176,585	178,351
Carriage Services, Inc.	25,420	814,965
Carvana Co.(b)(c)	60,155	8,014,451
Cavco Industries, Inc.(b)	8,214	3,405,689
Cheesecake Factory, Inc. (The)(c)	79,891	3,106,961
Chegg, Inc.(b)(c)	225,724	769,719
Children’s Place, Inc. (The)(b)(c)	62,847	491,464
Choice Hotels International, Inc.(c)	15,549	1,981,720
Churchill Downs, Inc.	23,524	3,377,106
Chuy’s Holdings, Inc.(b)	20,512	760,790
Citi Trends, Inc.(b)(c)	29,858	585,515
Clarus Corp.(c)	64,324	388,517
Columbia Sportswear Co.(c)	44,100	3,602,970
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
ContextLogic, Inc., Class A(b)(c)	232,556	$ 1,255,802
Cooper-Standard Holdings, Inc.(b)(c)	108,577	1,604,768
Coursera, Inc.(b)(c)	53,097	493,802
Crocs, Inc.(b)	37,687	5,064,002
Dave & Buster’s Entertainment, Inc.(b)(c)	28,948	1,088,734
Denny’s Corp.(b)(c)	89,339	657,535
Designer Brands, Inc., Class A(c)	254,770	2,078,923
Despegar.com Corp. (Argentina)(b)	37,946	440,933
Destination XL Group, Inc.(b)(c)	156,284	582,939
Dillard’s, Inc., Class A(c)	5,041	2,009,292
Dine Brands Global, Inc.(c)	38,018	1,362,565
Dorman Products, Inc.(b)	31,523	3,195,487
DraftKings, Inc., Class A(b)	49,276	1,820,748
Dream Finders Homes, Inc., Class A(b)(c)	20,484	646,270
Duolingo, Inc.(b)	2,077	357,119
El Pollo Loco Holdings, Inc.(b)(c)	79,229	955,502
Ermenegildo Zegna N.V. (Italy)(c)	47,924	541,541
Ethan Allen Interiors, Inc.	53,636	1,655,743
Etsy, Inc.(b)	25,982	1,692,467
European Wax Center, Inc., Class A(b)(c)	39,865	374,332
Everi Holdings, Inc.(b)(c)	161,522	2,078,788
Figs, Inc., Class A(b)(c)	87,645	569,693
First Watch Restaurant Group, Inc.(b)(c)	16,369	266,324
Flexsteel Industries, Inc.(c)	10,822	410,695
Fossil Group, Inc.(b)	358,460	433,737
Fox Factory Holding Corp.(b)(c)	44,023	2,350,388
Frontdoor, Inc.(b)	75,705	2,987,319
Full House Resorts, Inc.(b)(c)	66,466	374,204
Funko, Inc., Class A(b)(c)	138,742	1,386,033
Garrett Motion, Inc. (Switzerland)(b)(c)	60,235	527,659
Genesco, Inc.(b)(c)	63,838	1,968,126
Genius Sports Ltd. (United Kingdom)(b)(c)	73,182	499,833
Gentherm, Inc.(b)	43,399	2,394,757
GigaCloud Technology, Inc., Class A (Hong Kong)(b)	8,897	261,839
G-III Apparel Group Ltd.(b)	137,519	3,791,399
Global-e Online Ltd. (Israel)(b)(c)	15,801	542,290
Golden Entertainment, Inc.	37,504	1,253,759
GoPro, Inc., Class A(b)(c)	586,071	890,828
Grand Canyon Education, Inc.(b)	21,674	3,380,060
Green Brick Partners, Inc.(b)	29,644	2,168,459
Groupon, Inc.(b)(c)	45,999	612,707
Guess?, Inc.(c)	72,422	1,741,749
Haverty Furniture Cos., Inc., (Acquired 05/02/2018 - 07/25/2024; Cost $1,069,390)(c)(d)	46,667	1,365,943
Hilton Grand Vacations, Inc.(b)(c)	101,502	4,385,901
Holley, Inc.(b)(c)	128,530	506,408
Hooker Furnishings Corp.(c)	25,473	388,973
Hovnanian Enterprises, Inc., Class A(b)(c)	16,000	3,358,240
Hyatt Hotels Corp., Class A	25,086	3,695,920
Inspired Entertainment, Inc.(b)(c)	35,929	331,625
Installed Building Products, Inc.(c)	11,628	3,143,630
iRobot Corp.(b)(c)	148,296	1,748,410
J Jill, Inc.(c)	13,525	520,036
Jack in the Box, Inc.(c)	32,204	1,914,206
JAKKS Pacific, Inc.(b)(c)	16,891	355,387
Johnson Outdoors, Inc., Class A(c)	15,936	675,686
Kontoor Brands, Inc.	63,866	4,480,200
Krispy Kreme, Inc.(c)	95,248	1,012,486
Lands’ End, Inc.(b)(c)	43,693	772,929
Landsea Homes Corp.(b)(c)	55,113	671,276
	Shares	Value
Consumer Discretionary-(continued)
Latham Group, Inc.(b)(c)	127,902	$ 465,563
Laureate Education, Inc., Class A	205,250	3,181,375
La-Z-Boy, Inc.(c)	85,537	3,775,603
Legacy Housing Corp.(b)(c)	13,251	377,388
Leslie’s, Inc.(b)(c)	232,776	686,689
Lifetime Brands, Inc.	33,808	292,101
Lincoln Educational Services Corp.(b)(c)	35,693	503,628
LL Flooring Holdings, Inc.(b)	169,654	135,537
Lovesac Co. (The)(b)(c)	23,393	640,032
Lucid Group, Inc.(b)(c)	426,764	1,502,209
MakeMyTrip Ltd. (India)(b)(c)	9,777	915,029
Malibu Boats, Inc., Class A(b)(c)	39,144	1,489,038
MarineMax, Inc.(b)(c)	93,923	3,275,095
MasterCraft Boat Holdings, Inc.(b)(c)	37,325	816,671
Mister Car Wash, Inc.(b)(c)	55,023	418,175
Modine Manufacturing Co.(b)(c)	37,016	4,355,303
Monarch Casino & Resort, Inc.	12,826	1,004,019
Monro, Inc.(c)	75,744	2,334,430
Motorcar Parts of America, Inc.(b)(c)	45,189	273,393
Movado Group, Inc.	29,164	755,348
National Vision Holdings, Inc.(b)	157,023	2,270,553
Noodles & Co.(b)(c)	145,248	252,732
Norwegian Cruise Line Holdings Ltd.(b)	205,704	3,791,125
Ollie’s Bargain Outlet Holdings, Inc.(b)	50,074	4,889,225
On Holding AG, Class A (Switzerland)(b)(c)	36,237	1,500,937
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	27,859	448,251
OneWater Marine, Inc., Class A(b)(c)	37,090	915,381
Oxford Industries, Inc.(c)	20,474	2,156,526
Papa John’s International, Inc.(c)	31,286	1,383,780
Patrick Industries, Inc.(c)	36,640	4,692,118
Peloton Interactive, Inc., Class A(b)(c)	494,950	1,762,022
Perdoceo Education Corp.(c)	110,039	2,727,867
Petco Health & Wellness Co., Inc.(b)(c)	950,790	3,289,733
PetMed Express, Inc.(c)	148,859	564,176
Planet Fitness, Inc., Class A(b)(c)	24,981	1,841,100
Playa Hotels & Resorts N.V.(b)	145,147	1,230,121
PlayAGS, Inc.(b)	75,941	869,524
Portillo’s, Inc., Class A(b)(c)	44,638	462,450
Potbelly Corp.(b)(c)	22,946	167,506
Purple Innovation, Inc.(b)(c)	238,632	329,312
QuantumScape Corp.(b)(c)	140,262	906,093
Qurate Retail, Inc., Class A(b)	1,533,717	1,099,215
RCI Hospitality Holdings, Inc.(c)	7,962	393,960
RealReal, Inc. (The)(b)(c)	158,108	591,324
Red Robin Gourmet Burgers, Inc.(b)(c)	98,725	553,847
Red Rock Resorts, Inc., Class A(c)	33,061	1,884,477
Revolve Group, Inc.(b)(c)	44,867	868,176
Rocky Brands, Inc.(c)	20,049	687,280
RumbleOn, Inc., Class B(b)(c)	92,925	382,851
Sabre Corp.(b)(c)	1,024,107	3,512,687
Savers Value Village, Inc.(b)(c)	20,440	208,284
Shake Shack, Inc., Class A(b)	10,609	929,561
SharkNinja, Inc.	54,525	4,190,246
Shoe Carnival, Inc.	36,016	1,529,600
Skyline Champion Corp.(b)(c)	46,142	3,761,034
Sleep Number Corp.(b)(c)	208,175	2,456,465
Smith & Wesson Brands, Inc.	104,776	1,734,043
Solid Power, Inc.(b)(c)	294,056	552,825
Sonic Automotive, Inc., Class A	78,691	4,685,262
Sonos, Inc.(b)	116,513	1,572,926

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Sportsman’s Warehouse Holdings, Inc.(b)(c)	296,557	$ 756,220
Standard Motor Products, Inc.(c)	47,681	1,560,599
Steven Madden Ltd.(c)	73,911	3,351,125
Stitch Fix, Inc., Class A(b)(c)	334,863	1,577,205
Stoneridge, Inc.(b)(c)	50,733	852,822
Strategic Education, Inc.	32,852	3,462,601
Stride, Inc.(b)(c)	46,817	3,557,156
Sturm, Ruger & Co., Inc.	45,319	2,044,340
Super Group (SGHC) Ltd. (Guernsey)(c)	184,572	706,911
Superior Group of Cos., Inc.(c)	31,417	625,827
Sweetgreen, Inc., Class A(b)(c)	59,097	1,623,986
Target Hospitality Corp.(b)(c)	34,279	320,851
Tilly’s, Inc., Class A(b)(c)	64,562	378,333
Topgolf Callaway Brands Corp.(b)(c)	283,156	4,672,074
Tupperware Brands Corp.(b)(c)	1,234,310	1,604,603
Udemy, Inc.(b)(c)	39,109	361,367
Unifi, Inc.(b)(c)	57,362	322,948
United Parks & Resorts, Inc.(b)(c)	34,052	1,792,838
Universal Technical Institute, Inc.(b)	23,801	450,791
Upbound Group, Inc.	137,771	5,198,100
Valvoline, Inc.(b)	110,221	5,125,276
Vera Bradley, Inc.(b)(c)	84,628	582,241
Vista Outdoor, Inc.(b)	130,533	5,303,556
Visteon Corp.(b)(c)	35,612	4,114,610
Vizio Holding Corp., Class A(b)(c)	86,342	948,035
Vroom, Inc.(b)(c)	36,042	324,738
Warby Parker, Inc., Class A(b)(c)	32,841	540,891
Wendy’s Co. (The)(c)	214,344	3,628,844
Wingstop, Inc.	5,540	2,071,295
Winmark Corp.(c)	907	358,845
Winnebago Industries, Inc.	61,887	3,869,175
Wolverine World Wide, Inc.(c)	275,885	4,102,410
Worthington Enterprises, Inc.(c)	35,941	1,793,815
WW International, Inc.(b)(c)	349,547	374,015
XPEL, Inc.(b)(c)(e)	6,564	268,271
YETI Holdings, Inc.(b)(c)	62,880	2,600,088
Zumiez, Inc.(b)(c)	79,605	2,023,559
		353,489,453
Consumer Staples-4.02%
Adecoagro S.A. (Brazil)	318,681	3,078,458
Alico, Inc.(c)	14,829	436,714
BellRing Brands, Inc.(b)	33,304	1,707,829
Boston Beer Co., Inc. (The), Class A(b)	7,418	2,078,598
Calavo Growers, Inc.(c)	44,682	1,062,985
Cal-Maine Foods, Inc.	67,423	4,825,464
Celsius Holdings, Inc.(b)(c)	11,003	515,271
Central Garden & Pet Co., Class A(b)	119,791	4,116,019
Chefs’ Warehouse, Inc. (The)(b)(c)	49,431	2,055,835
Coca-Cola Consolidated, Inc.	3,793	4,346,361
Coty, Inc., Class A(b)	324,020	3,223,999
Dole PLC	270,092	4,010,866
Duckhorn Portfolio, Inc. (The)(b)(c)	66,881	485,556
e.l.f. Beauty, Inc.(b)	5,898	1,017,877
Edgewell Personal Care Co.	88,291	3,456,593
Energizer Holdings, Inc.(c)	143,963	4,432,621
Fresh Del Monte Produce, Inc.	127,662	3,197,933
Freshpet, Inc.(b)	14,416	1,754,427
Grocery Outlet Holding Corp.(b)(c)	166,773	3,262,080
Hain Celestial Group, Inc. (The)(b)(c)	355,490	2,751,493
Ingles Markets, Inc., Class A(c)	46,636	3,779,848
Inter Parfums, Inc.	7,795	1,096,601
	Shares	Value
Consumer Staples-(continued)
J&J Snack Foods Corp.(c)	12,099	$ 2,041,101
John B. Sanfilippo & Son, Inc.	14,463	1,516,735
Lancaster Colony Corp.	13,368	2,580,826
Limoneira Co.(c)	17,952	395,662
Medifast, Inc.(c)	44,324	972,025
MGP Ingredients, Inc.(c)	11,286	920,373
Mission Produce, Inc.(b)(c)	82,158	923,456
National Beverage Corp.	21,767	1,062,012
Natural Grocers by Vitamin Cottage, Inc.	25,204	687,565
Nature’s Sunshine Products, Inc.(b)	20,461	350,088
Oil-Dri Corp.of America	4,614	300,371
Olaplex Holdings, Inc.(b)(c)	209,216	435,169
Pilgrim’s Pride Corp.(b)	114,148	4,706,322
PriceSmart, Inc.	43,304	3,954,954
Reynolds Consumer Products, Inc.(c)	69,171	1,924,337
Seneca Foods Corp., Class A(b)	24,572	1,482,675
Simply Good Foods Co. (The)(b)	72,177	2,448,244
SpartanNash Co.	128,387	2,711,533
Turning Point Brands, Inc.	23,847	899,509
USANA Health Sciences, Inc.(b)	26,222	1,169,501
Utz Brands, Inc.(c)	40,986	608,232
Vector Group Ltd.(c)	334,942	4,280,559
Village Super Market, Inc., Class A(c)	14,777	468,135
Vital Farms, Inc.(b)(c)	18,379	670,650
WD-40 Co.(c)	5,354	1,400,660
Weis Markets, Inc.(c)	50,178	3,785,930
WK Kellogg Co.(c)	194,427	3,421,915
		102,811,967
Energy-6.37%
Archrock, Inc.	198,623	4,117,455
Ardmore Shipping Corp. (Ireland)	62,837	1,362,306
Berry Corp.(c)	280,493	1,924,182
BP Prudhoe Bay Royalty Trust(b)(c)	127,704	211,989
Bristow Group, Inc.(b)	55,146	2,092,791
Cactus, Inc., Class A(c)	29,184	1,842,094
ChampionX Corp.	121,964	4,178,487
Clean Energy Fuels Corp.(b)(c)	273,385	779,147
Comstock Resources, Inc.(c)	241,109	2,283,302
CONSOL Energy, Inc.(b)	47,889	4,779,801
Core Laboratories, Inc.(c)	102,761	2,516,617
Crescent Energy Co., Class A(c)	273,780	3,348,329
CVR Energy, Inc.(c)	108,850	3,113,110
DHT Holdings, Inc.	220,796	2,594,353
Diamond Offshore Drilling, Inc.(b)(c)	121,300	1,991,746
DMC Global, Inc.(b)(c)	38,967	526,054
Dorian LPG Ltd.(c)	48,678	1,988,983
Dril-Quip, Inc.(b)(c)	57,952	1,003,729
Evolution Petroleum Corp.(c)	57,146	321,160
Excelerate Energy, Inc., Class A(c)	38,703	779,091
Expro Group Holdings N.V.(b)(c)	95,863	2,225,939
Forum Energy Technologies, Inc.(b)	15,035	277,396
FutureFuel Corp.(c)	166,684	931,764
GeoPark Ltd. (Colombia)(c)	116,276	1,138,342
Gevo, Inc.(b)(c)	732,423	425,538
Golar LNG Ltd. (Cameroon)(c)	145,666	5,083,743
Gran Tierra Energy, Inc. (Colombia)(b)	282,366	2,620,356
Granite Ridge Resources, Inc.(c)	60,070	411,479
Green Plains, Inc.(b)(c)	104,423	1,851,420
Gulfport Energy Corp.(b)	8,536	1,256,585
Hallador Energy Co.(b)(c)	49,950	397,602
Helix Energy Solutions Group, Inc.(b)	288,694	3,406,589
International Seaways, Inc.	36,008	2,016,448

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
KLX Energy Services Holdings, Inc.(b)(c)	31,794	$ 219,061
Kodiak Gas Services, Inc.(c)	21,024	606,542
Kosmos Energy Ltd. (Ghana)(b)(c)	626,218	3,462,986
Liberty Energy, Inc., Class A(c)	185,760	4,486,104
Magnolia Oil & Gas Corp., Class A(c)	176,930	4,819,573
Nabors Industries Ltd.(b)(c)	46,651	4,797,122
Natural Gas Services Group, Inc.(b)(c)	23,965	487,927
Navigator Holdings Ltd.	56,756	943,285
New Fortress Energy, Inc.(c)	23,036	454,731
Newpark Resources, Inc.(b)	172,349	1,423,603
Nine Energy Service, Inc.(b)(c)	142,328	269,000
Noble Corp. PLC(c)	90,001	4,249,847
Nordic American Tankers Ltd.(c)	271,136	1,011,337
Northern Oil and Gas, Inc.(c)	60,851	2,628,155
Oceaneering International, Inc.(b)(c)	127,682	3,833,014
Oil States International, Inc.(b)(c)	225,030	1,287,172
Patterson-UTI Energy, Inc.	323,795	3,558,507
Permian Resources Corp.	235,027	3,605,314
ProFrac Holding Corp., Class A(b)(c)	41,816	388,471
ProPetro Holding Corp.(b)(c)	320,556	3,074,132
Ranger Energy Services, Inc.	42,376	549,617
REX American Resources Corp.(b)	23,229	1,180,265
Ring Energy, Inc.(b)(c)	505,796	996,418
RPC, Inc.	127,434	951,932
Sabine Royalty Trust	8,248	519,789
SandRidge Energy, Inc.(c)	47,975	651,980
Scorpio Tankers, Inc. (Monaco)	58,462	4,482,866
SEACOR Marine Holdings, Inc.(b)	47,175	653,845
Select Water Solutions, Inc., Class A	165,369	1,954,662
SFL Corp. Ltd. (Norway)(c)	307,787	3,644,198
Sitio Royalties Corp., Class A(c)	48,717	1,186,259
Solaris Oilfield Infrastructure, Inc., Class A(c)	61,992	815,195
StealthGas, Inc. (Greece)(b)	103,828	686,303
Talos Energy, Inc.(b)(c)	319,271	3,780,169
Teekay Corp. (Bermuda)(b)	199,977	1,733,801
Teekay Tankers Ltd., Class A (Canada)	24,880	1,628,147
Tellurian, Inc.(b)(c)	788,375	727,355
TETRA Technologies, Inc.(b)(c)	226,230	843,838
Texas Pacific Land Corp.(c)	6,729	5,685,332
Tidewater, Inc.(b)(c)	17,759	1,757,431
Tsakos Energy Navigation Ltd. (Greece)	73,153	1,895,394
Uranium Energy Corp.(b)(c)	46,880	277,998
VAALCO Energy, Inc.(c)	230,008	1,646,857
Valaris Ltd.(b)(c)	34,044	2,675,518
Vertex Energy, Inc.(b)(c)	317,277	234,848
Viper Energy, Inc.	50,592	2,158,761
Vital Energy, Inc.(b)(c)	59,496	2,594,621
Vitesse Energy, Inc.(c)	62,257	1,616,192
W&T Offshore, Inc.(c)	372,173	896,937
Weatherford International PLC(b)	42,240	4,978,406
		162,808,744
Financials-20.47%
1st Source Corp.	27,301	1,734,979
ACNB Corp.(c)	13,804	572,590
AFC Gamma, Inc.(c)	48,512	435,153
Affirm Holdings, Inc.(b)(c)	69,179	1,957,074
AG Mortgage Investment Trust, Inc.(c)	68,576	529,407
Alerus Financial Corp.	27,676	621,326
Amalgamated Financial Corp.	23,941	761,563
Ambac Financial Group, Inc.(b)	161,766	2,133,694
Amerant Bancorp, Inc.(c)	41,633	936,326
	Shares	Value
Financials-(continued)
AMERISAFE, Inc.	48,825	$ 2,318,211
Ares Commercial Real Estate Corp.(c)	191,606	1,481,114
ARMOUR Residential REIT, Inc.	41,408	836,442
Arrow Financial Corp.	30,058	947,428
AssetMark Financial Holdings, Inc.(b)(c)	18,425	635,662
AvidXchange Holdings, Inc.(b)(c)	53,703	480,105
Axos Financial, Inc.(b)(c)	69,826	5,097,996
B. Riley Financial, Inc.(c)	147,438	2,830,810
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	20,286	887,310
Banc of California, Inc.(c)	88,317	1,234,672
BancFirst Corp.	21,124	2,269,351
Bancorp, Inc. (The)(b)(c)	36,194	1,876,297
Bank First Corp.(c)	7,645	708,691
Bank of Hawaii Corp.(c)	71,308	4,891,016
Bank of Marin Bancorp	30,861	626,787
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	111,012	4,256,200
Banner Corp.	80,476	4,765,789
Bar Harbor Bankshares	18,800	600,848
Berkshire Hills Bancorp, Inc.	81,768	2,256,797
BGC Group, Inc., Class A	467,847	4,308,871
Blue Foundry Bancorp(b)(c)	35,153	396,877
Bridgewater Bancshares, Inc.(b)(c)	44,112	609,187
BrightSphere Investment Group, Inc.	66,364	1,738,073
BrightSpire Capital, Inc.	414,416	2,374,604
Brookline Bancorp, Inc.	211,802	2,221,803
Business First Bancshares, Inc.	32,897	836,242
Byline Bancorp, Inc.	35,939	1,008,089
Camden National Corp.	28,052	1,169,207
Cannae Holdings, Inc.	167,776	3,373,975
Capital City Bank Group, Inc.(c)	20,331	721,750
Capitol Federal Financial, Inc.	535,860	3,386,635
Carter Bankshares, Inc.(b)(c)	30,200	491,958
Cass Information Systems, Inc.(c)	14,831	636,843
Central Pacific Financial Corp.	69,628	1,816,595
Cherry Hill Mortgage Investment Corp.	103,784	397,493
ChoiceOne Financial Services, Inc.(c)	10,898	299,695
Citizens Financial Services, Inc.(c)	7,394	395,283
City Holding Co.(c)	16,020	1,952,838
Claros Mortgage Trust, Inc.(c)	179,980	1,711,610
CNA Financial Corp.	72,776	3,577,668
CNB Financial Corp.(c)	32,025	821,761
Coastal Financial Corp.(b)(c)	11,970	630,819
Cohen & Steers, Inc.(c)	28,424	2,439,348
Columbia Financial, Inc.(b)(c)	30,154	543,074
Community Financial System, Inc.	91,587	5,649,086
Community Trust Bancorp, Inc.	22,846	1,158,749
Community West Bancshares, Class B(c)	17,655	366,165
Compass Diversified Holdings	110,806	2,665,992
ConnectOne Bancorp, Inc.	83,847	2,030,774
Crawford & Co., Class A	29,700	290,763
Credit Acceptance Corp.(b)(c)	6,444	3,704,656
CrossFirst Bankshares, Inc.(b)(c)	78,895	1,462,713
Customers Bancorp, Inc.(b)(c)	56,499	3,643,056
CVB Financial Corp.(c)	250,805	4,780,343
Diamond Hill Investment Group, Inc.	7,094	1,129,507
Dime Community Bancshares, Inc.	89,569	2,264,304
Dlocal Ltd. (Uruguay)(b)(c)	17,945	137,818
Donegal Group, Inc., Class A(c)	29,486	434,329
Donnelley Financial Solutions, Inc.(b)	25,564	1,725,059
Dynex Capital, Inc.	116,949	1,423,269

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Eagle Bancorp, Inc.	103,838	$ 2,234,594
Eastern Bankshares, Inc.(c)	324,466	5,399,114
eHealth, Inc.(b)(c)	153,803	816,694
Ellington Financial, Inc.	81,829	1,038,410
Employers Holdings, Inc.	55,418	2,660,618
Encore Capital Group, Inc.(b)(c)	78,264	3,956,245
Enova International, Inc.(b)	65,544	5,667,590
Enterprise Financial Services Corp.(c)	59,783	3,160,727
Equity Bancshares, Inc., Class A(c)	18,784	760,752
Esquire Financial Holdings, Inc.	5,859	361,325
EVERTEC, Inc.	42,083	1,450,601
F&G Annuities & Life, Inc.(c)	27,494	1,185,816
Farmers National Banc Corp.(c)	45,174	705,166
FB Financial Corp.	45,758	2,136,441
Federal Agricultural Mortgage Corp., Class C	10,133	2,089,627
Fidelis Insurance Holdings Ltd. (United Kingdom)(c)	40,872	727,113
Financial Institutions, Inc.	31,682	833,870
First Bancorp	223,448	4,792,960
First Bancorp/Southern Pines NC(c)	53,388	2,231,618
First Bancshares, Inc. (The)	42,171	1,405,138
First Bank	28,507	440,148
First Busey Corp.(c)	94,125	2,582,790
First Commonwealth Financial Corp.	185,886	3,360,819
First Community Bankshares, Inc.	19,557	875,762
First Financial Bankshares, Inc.(c)	104,148	4,005,532
First Financial Corp.	23,025	1,035,204
First Foundation, Inc.(c)	197,165	1,380,155
First Internet Bancorp	17,374	643,880
First Merchants Corp.(c)	111,305	4,491,157
First Mid Bancshares, Inc.(c)	36,206	1,389,948
First of Long Island Corp. (The)(c)	75,147	985,929
First United Corp.	13,789	387,885
FirstCash Holdings, Inc.	35,404	3,951,086
Flushing Financial Corp.(c)	61,948	912,494
Flywire Corp.(b)(c)	25,546	467,747
Franklin BSP Realty Trust, Inc.	171,288	2,370,626
Freedom Holding Corp. (Kazakhstan)(b)(c)	5,515	464,087
FS Bancorp, Inc.	8,411	370,336
GCM Grosvenor, Inc., Class A(c)	36,544	406,735
German American Bancorp, Inc.	37,126	1,460,537
Granite Point Mortgage Trust, Inc.(c)	286,871	854,876
Great Ajax Corp.(c)	98,391	345,352
Great Southern Bancorp, Inc.(c)	14,083	881,737
Green Dot Corp., Class A(b)	282,144	2,697,297
Greenlight Capital Re Ltd., Class A(b)(c)	45,443	627,113
HA Sustainable Infrastructure Capital, Inc.(c)	99,223	3,251,538
Hamilton Lane, Inc., Class A	10,361	1,495,818
Hanmi Financial Corp.	99,677	2,033,411
HarborOne Bancorp, Inc.	67,370	899,389
HBT Financial, Inc.	16,502	379,546
HCI Group, Inc.(c)	4,506	424,736
Heartland Financial USA, Inc.	96,424	5,257,036
Heritage Commerce Corp.(c)	156,515	1,619,930
Heritage Financial Corp.	86,379	2,001,401
Heritage Insurance Holdings, Inc.(b)(c)	65,707	524,999
Hilltop Holdings, Inc.	109,911	3,625,964
Hingham Institution for Savings (The)(c)	2,848	708,269
Hippo Holdings, Inc.(b)(c)	30,366	538,693
HomeStreet, Inc.	91,161	1,312,718
	Shares	Value
Financials-(continued)
HomeTrust Bancshares, Inc.	17,493	$ 620,477
Hope Bancorp, Inc.	368,103	4,844,235
Horace Mann Educators Corp.	89,385	3,090,039
Horizon Bancorp, Inc.(c)	90,063	1,438,306
Houlihan Lokey, Inc.	30,758	4,621,389
i3 Verticals, Inc., Class A(b)(c)	17,308	424,219
Independent Bank Corp.	36,877	1,279,263
Independent Bank Group, Inc.	81,190	4,795,081
Interactive Brokers Group, Inc., Class A	23,322	2,781,615
International Bancshares Corp.	74,511	5,025,022
International General Insurance Holdings Ltd. (Jordan)	32,653	566,856
International Money Express, Inc.(b)	33,824	751,231
Invesco Mortgage Capital, Inc.(c)(f)	56,454	512,602
James River Group Holdings Ltd.	173,493	1,498,980
Kearny Financial Corp.	195,965	1,410,948
Kinsale Capital Group, Inc.	2,800	1,279,796
KKR Real Estate Finance Trust, Inc.(c)	305,290	3,504,729
Ladder Capital Corp.(c)	367,161	4,405,932
Lakeland Financial Corp.(c)	24,391	1,671,515
Lemonade, Inc.(b)(c)	42,129	759,586
LendingClub Corp.(b)	294,511	3,684,333
LendingTree, Inc.(b)	30,650	1,631,193
Live Oak Bancshares, Inc.(c)	29,880	1,348,783
Macatawa Bank Corp.	43,702	647,664
MarketAxess Holdings, Inc.	18,203	4,068,917
Marqeta, Inc., Class A(b)(c)	271,151	1,461,504
Medallion Financial Corp.(c)	37,228	308,620
Mercantile Bank Corp.	29,009	1,402,875
Merchants Bancorp(c)	16,145	726,525
Mercury General Corp.	64,481	3,860,477
MetroCity Bankshares, Inc.	14,642	462,834
Metropolitan Bank Holding Corp.(b)	23,293	1,228,240
Mid Penn Bancorp, Inc.(c)	16,090	477,068
Midland States Bancorp, Inc.	36,403	864,207
MidWestOne Financial Group, Inc.	17,381	509,437
Morningstar, Inc.(c)	9,203	2,923,333
MVB Financial Corp.(c)	14,082	323,464
National Bank Holdings Corp., Class A	55,835	2,338,370
National Bankshares, Inc.(c)	10,059	319,675
NBT Bancorp, Inc.(c)	80,383	3,940,375
Nelnet, Inc., Class A(c)	24,419	2,752,265
NerdWallet, Inc., Class A(b)(c)	18,934	277,004
New York Mortgage Trust, Inc.(c)	365,048	2,365,511
NewtekOne, Inc.	32,515	454,885
Nicolet Bankshares, Inc.(c)	18,827	1,893,243
NMI Holdings, Inc., Class A(b)	107,400	4,226,190
Northeast Bank	7,130	518,066
Northeast Community Bancorp, Inc.	19,506	444,347
Northfield Bancorp, Inc.	111,112	1,390,011
Northrim BanCorp, Inc.(c)	8,024	548,842
Northwest Bancshares, Inc.	330,812	4,644,600
NU Holdings Ltd., Class A (Brazil)(b)	412,468	5,003,237
OceanFirst Financial Corp.	174,348	3,167,903
OFG Bancorp	65,678	2,983,095
Old Second Bancorp, Inc.	53,374	903,088
Open Lending Corp., Class A(b)(c)	66,027	415,970
Oportun Financial Corp.(b)	164,930	506,335
Orange County Bancorp, Inc.	6,348	394,782
Orchid Island Capital, Inc.	56,423	453,641
Origin Bancorp, Inc.	46,489	1,597,362
Orrstown Financial Services, Inc.	32,398	1,139,114

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Oscar Health, Inc., Class A(b)	91,504	$ 1,617,791
Pagseguro Digital Ltd., Class A (Brazil)(b)	329,497	4,210,972
Palomar Holdings, Inc.(b)	9,843	905,654
Park National Corp.(c)	21,447	3,795,261
Pathward Financial, Inc.	33,986	2,295,414
Patria Investments Ltd., Class A (Cayman Islands)	28,967	376,861
Payoneer Global, Inc.(b)(c)	133,151	736,325
Paysafe Ltd.(b)(c)	79,546	1,669,671
Peapack-Gladstone Financial Corp.	36,533	1,032,423
Peoples Bancorp, Inc.	56,965	1,895,226
Peoples Financial Services Corp.(c)	7,635	379,230
Perella Weinberg Partners	27,732	524,135
Piper Sandler Cos.	18,264	4,991,186
PJT Partners, Inc., Class A(c)	10,094	1,341,896
PRA Group, Inc.(b)	108,622	2,894,776
Preferred Bank(c)	18,518	1,593,659
Premier Financial Corp.	72,572	1,838,974
Primis Financial Corp.	48,105	634,986
ProAssurance Corp.(b)	144,056	1,887,134
PROG Holdings, Inc.	102,993	4,640,865
Provident Financial Services, Inc.	329,702	6,112,675
QCR Holdings, Inc.(c)	21,933	1,676,559
RBB Bancorp	29,885	689,447
Ready Capital Corp.(c)	409,599	3,801,079
Red River Bancshares, Inc.(c)	5,935	330,698
Redwood Trust, Inc.(c)	416,012	3,024,407
Regional Management Corp.(c)	13,245	433,111
Remitly Global, Inc.(b)(c)	32,686	431,782
Renasant Corp.	121,891	4,191,831
Repay Holdings Corp., Class A(b)(c)	128,297	1,234,217
Republic Bancorp, Inc., Class A	11,652	764,604
Rocket Cos., Inc., Class A(b)(c)	111,228	1,800,781
Ryan Specialty Holdings, Inc., Class A(c)	22,535	1,387,931
S&T Bancorp, Inc.	80,313	3,564,291
Safety Insurance Group, Inc.	28,935	2,475,389
Sandy Spring Bancorp, Inc.(c)	104,092	3,188,338
Seacoast Banking Corp. of Florida(c)	90,288	2,513,618
Selectquote, Inc.(b)	181,660	742,989
ServisFirst Bancshares, Inc.(c)	41,663	3,343,039
Shift4 Payments, Inc., Class A(b)(c)	14,198	976,680
Shore Bancshares, Inc.(c)	38,713	562,113
SiriusPoint Ltd. (Bermuda)(b)(c)	142,782	2,051,777
Skyward Specialty Insurance Group, Inc.(b)	16,779	663,945
SmartFinancial, Inc.	19,299	546,934
South Plains Financial, Inc.	14,150	459,026
Southern First Bancshares, Inc.(b)(c)	15,138	523,775
Southern Missouri Bancorp, Inc.(c)	11,658	666,838
Southside Bancshares, Inc.(c)	64,169	2,245,273
Stellar Bancorp, Inc.	63,289	1,734,119
StepStone Group, Inc., Class A(c)	33,282	1,672,753
Stewart Information Services Corp.	67,558	4,776,351
Stock Yards Bancorp, Inc.(c)	30,698	1,910,030
StoneX Group, Inc.(b)	42,281	3,523,699
Sunrise Realty Trust, Inc.(b)(c)	16,186	194,232
TFS Financial Corp.(c)	64,380	872,993
Tiptree, Inc.	44,456	878,006
Toast, Inc., Class A(b)	70,226	1,837,112
Tompkins Financial Corp.	31,948	2,010,807
Towne Bank(c)	124,385	4,134,557
TPG RE Finance Trust, Inc.	259,894	2,271,474
	Shares	Value
Financials-(continued)
TPG, Inc.	38,965	$ 1,986,825
Tradeweb Markets, Inc., Class A	34,464	3,848,940
TriCo Bancshares(c)	46,354	2,156,852
Triumph Financial, Inc.(b)(c)	23,018	2,088,423
Trupanion, Inc.(b)(c)	32,796	1,215,420
TrustCo Bank Corp.	41,076	1,462,716
Trustmark Corp.	129,916	4,511,983
Two Harbors Investment Corp.	276,910	3,729,978
United Fire Group, Inc., (Acquired 07/27/2015 - 07/25/2024; Cost $1,267,996)(d)	41,518	930,418
Unity Bancorp, Inc.	11,384	394,114
Universal Insurance Holdings, Inc.	72,740	1,440,979
Univest Financial Corp.	68,109	1,883,214
Upstart Holdings, Inc.(b)(c)	37,465	1,046,397
Veritex Holdings, Inc.	121,990	3,058,289
Victory Capital Holdings, Inc., Class A(c)	29,978	1,570,547
Virtu Financial, Inc., Class A	251,215	6,863,194
Virtus Investment Partners, Inc.	10,201	2,305,426
WaFd, Inc.	153,635	5,467,870
Walker & Dunlop, Inc.(c)	46,326	4,952,249
Washington Trust Bancorp, Inc.(c)	49,898	1,597,235
Waterstone Financial, Inc.	35,156	524,528
WesBanco, Inc.	100,521	3,204,609
Westamerica Bancorporation	37,703	2,034,454
White Mountains Insurance Group Ltd.(c)	2,208	3,943,488
WisdomTree, Inc.(c)	108,569	1,296,314
World Acceptance Corp.(b)(c)	10,638	1,299,113
WSFS Financial Corp.	85,975	4,856,728
		523,528,846
Health Care-10.49%
10X Genomics, Inc., Class A(b)(c)	18,402	380,369
23andMe Holding Co., Class A(b)(c)	831,374	332,550
2seventy bio, Inc.(b)(c)	89,888	424,271
Acadia Pharmaceuticals, Inc.(b)(c)	22,480	427,570
Accolade, Inc.(b)(c)	49,398	202,532
Accuray, Inc.(b)	163,238	300,358
AdaptHealth Corp.(b)(c)	461,479	5,242,401
Adaptive Biotechnologies Corp.(b)(c)	120,737	549,353
Addus HomeCare Corp.(b)	16,136	1,958,265
agilon health, inc.(b)(c)	249,375	1,718,194
Agios Pharmaceuticals, Inc.(b)(c)	47,014	2,181,450
Akero Therapeutics, Inc.(b)(c)	15,530	415,117
Alignment Healthcare, Inc.(b)(c)	77,219	674,894
Alkermes PLC(b)(c)	58,516	1,598,657
Allogene Therapeutics, Inc.(b)(c)	84,502	248,436
Alnylam Pharmaceuticals, Inc.(b)	2,953	701,219
Amedisys, Inc.(b)(c)	42,031	4,121,140
American Well Corp., Class A(b)	32,779	262,560
Amicus Therapeutics, Inc.(b)	23,182	239,006
Amneal Pharmaceuticals, Inc.(b)(c)	188,315	1,380,349
Amphastar Pharmaceuticals, Inc.(b)	16,770	729,830
AngioDynamics, Inc.(b)(c)	100,300	786,352
ANI Pharmaceuticals, Inc.(b)	8,482	557,437
Anika Therapeutics, Inc.(b)(c)	19,878	541,676
Arcturus Therapeutics Holdings, Inc.(b)(c)	7,878	184,818
Arcus Biosciences, Inc.(b)(c)	34,689	569,246
Arrowhead Pharmaceuticals, Inc.(b)(c)	17,114	488,776
Artivion, Inc.(b)(c)	34,547	937,951
Arvinas, Inc.(b)(c)	8,900	244,839
Assertio Holdings, Inc.(b)(c)	562,925	782,466
Astrana Health, Inc.(b)(c)	32,024	1,679,979

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Atea Pharmaceuticals, Inc.(b)(c)	170,926	$ 652,937
AtriCure, Inc.(b)(c)	20,733	447,211
Atrion Corp.(c)	1,517	695,241
Aurinia Pharmaceuticals, Inc. (Canada)(b)(c)	76,173	447,897
Avanos Medical, Inc.(b)	111,012	2,655,407
Avid Bioservices, Inc.(b)(c)	41,648	434,805
Avidity Biosciences, Inc.(b)(c)	43,807	1,996,723
Axonics, Inc.(b)	10,223	700,071
Azenta, Inc.(b)(c)	60,444	3,765,057
Beam Therapeutics, Inc.(b)(c)	22,339	706,806
Biohaven Ltd.(b)(c)	9,962	391,805
BioLife Solutions, Inc.(b)(c)	20,534	493,227
Bio-Techne Corp.	53,749	4,385,381
Blueprint Medicines Corp.(b)	8,468	917,084
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)	23,541	16,479
Brookdale Senior Living, Inc.(b)(c)	703,540	5,438,364
Bruker Corp.	37,227	2,550,422
C4 Therapeutics, Inc.(b)(c)	38,896	260,603
CareDx, Inc.(b)(c)	74,483	1,488,915
Caribou Biosciences, Inc.(b)(c)	44,275	102,718
Castle Biosciences, Inc.(b)(c)	17,913	432,241
Catalyst Pharmaceuticals, Inc.(b)(c)	36,624	631,398
Celldex Therapeutics, Inc.(b)(c)	7,825	298,211
Certara, Inc.(b)(c)	66,739	1,041,796
Chemed Corp.	6,222	3,547,536
Chinook Therapeutics, Inc.(b)(c)	14,882	5,804
Clover Health Investments Corp.(b)(c)	1,331,939	2,544,003
Collegium Pharmaceutical, Inc.(b)(c)	28,160	1,086,131
Community Health Systems, Inc.(b)(c)	995,362	5,235,604
CONMED Corp.(c)	26,174	1,807,053
Corcept Therapeutics, Inc.(b)(c)	47,498	1,836,748
CorVel Corp.(b)(c)	2,386	732,025
Crinetics Pharmaceuticals, Inc.(b)	8,839	469,528
CRISPR Therapeutics AG (Switzerland)(b)(c)	26,038	1,491,717
Cross Country Healthcare, Inc.(b)	111,130	2,027,011
CryoPort, Inc.(b)(c)	25,794	238,079
Cullinan Therapeutics, Inc.(b)(c)	19,073	369,063
Cytek Biosciences, Inc.(b)(c)	63,466	425,857
Definitive Healthcare Corp.(b)(c)	39,099	152,486
Denali Therapeutics, Inc.(b)(c)	61,919	1,508,966
DocGo, Inc.(b)(c)	144,926	526,081
Doximity, Inc., Class A(b)(c)	33,233	930,524
Dynavax Technologies Corp.(b)(c)	75,570	845,628
Eagle Pharmaceuticals, Inc.(b)(c)	82,281	396,594
Editas Medicine, Inc.(b)(c)	51,501	278,620
Embecta Corp.	188,421	2,952,557
Emergent BioSolutions, Inc.(b)(c)	895,364	11,380,076
Enanta Pharmaceuticals, Inc.(b)(c)	33,970	501,397
Enhabit, Inc.(b)(c)	229,456	2,349,629
Ensign Group, Inc. (The)	29,195	4,109,196
Evolent Health, Inc., Class A(b)(c)	53,036	1,236,800
Exact Sciences Corp.(b)(c)	73,789	3,370,682
Fate Therapeutics, Inc.(b)(c)	61,717	328,952
Fulgent Genetics, Inc.(b)(c)	73,221	1,752,178
Glaukos Corp.(b)	8,039	941,930
Globus Medical, Inc., Class A(b)(c)	60,992	4,388,984
Haemonetics Corp.(b)(c)	37,790	3,402,989
Halozyme Therapeutics, Inc.(b)	28,730	1,587,620
Harmony Biosciences Holdings, Inc.(b)(c)	10,886	368,600
	Shares	Value
Health Care-(continued)
Health Catalyst, Inc.(b)(c)	61,880	$ 456,056
HealthEquity, Inc.(b)	40,118	3,148,461
HealthStream, Inc.	16,903	502,188
Hims & Hers Health, Inc.(b)	29,493	626,431
ICU Medical, Inc.(b)(c)	35,233	4,473,886
Ideaya Biosciences, Inc.(b)(c)	6,864	295,495
Inari Medical, Inc.(b)(c)	9,421	438,642
Inmode Ltd.(b)(c)	53,344	966,593
Innoviva, Inc.(b)(c)	93,155	1,755,040
Inogen, Inc.(b)(c)	66,505	615,171
Inotiv, Inc.(b)(c)	60,959	117,041
Inspire Medical Systems, Inc.(b)(c)	3,514	495,650
Insulet Corp.(b)	9,241	1,795,988
Integer Holdings Corp.(b)(c)	36,575	4,343,647
Integra LifeSciences Holdings Corp.(b)	87,079	2,160,430
Intellia Therapeutics, Inc.(b)(c)	48,927	1,282,377
Intra-Cellular Therapies, Inc.(b)(c)	9,831	773,896
Ionis Pharmaceuticals, Inc.(b)	28,055	1,387,600
Iovance Biotherapeutics, Inc.(b)(c)	52,281	456,413
iRhythm Technologies, Inc.(b)(c)	4,238	365,528
Ironwood Pharmaceuticals, Inc.(b)(c)	95,492	652,210
iTeos Therapeutics, Inc.(b)	75,468	1,327,482
Kodiak Sciences, Inc.(b)(c)	53,406	155,411
Krystal Biotech, Inc.(b)(c)	3,984	830,505
Kura Oncology, Inc.(b)(c)	20,719	431,162
Kymera Therapeutics, Inc.(b)(c)	9,071	419,080
Lantheus Holdings, Inc.(b)	18,893	1,980,553
LeMaitre Vascular, Inc.(c)	8,136	706,937
LifeStance Health Group, Inc.(b)(c)	91,096	501,939
Ligand Pharmaceuticals, Inc.(b)(c)	14,288	1,557,249
LivaNova PLC(b)	43,138	2,131,017
Lyell Immunopharma, Inc.(b)(c)	340,787	548,667
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	167,742	1,632,130
Masimo Corp.(b)(c)	23,401	2,503,439
Medpace Holdings, Inc.(b)(c)	4,410	1,686,913
Merit Medical Systems, Inc.(b)(c)	34,065	2,905,404
Mesa Laboratories, Inc.(c)	5,280	604,666
ModivCare, Inc.(b)(c)	42,267	964,533
Morphic Holding, Inc.(b)	8,090	458,379
MultiPlan Corp.(b)(c)	449,178	202,175
Myriad Genetics, Inc.(b)(c)	59,058	1,651,852
Natera, Inc.(b)	14,916	1,527,249
National HealthCare Corp.	19,529	2,659,069
National Research Corp.	10,447	266,294
Nektar Therapeutics(b)	531,556	712,285
Neogen Corp.(b)(c)	250,064	4,258,590
NeoGenomics, Inc.(b)(c)	98,294	1,742,753
Neurocrine Biosciences, Inc.(b)	25,550	3,617,113
Nevro Corp.(b)(c)	37,849	375,841
Novavax, Inc.(b)	114,913	1,472,036
Novocure Ltd.(b)(c)	50,920	1,159,448
Nurix Therapeutics, Inc.(b)(c)	35,020	766,238
Nuvation Bio, Inc.(b)(c)	270,654	1,036,605
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(g)	4,734	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(g)	4,734	0
OmniAb, Inc.(b)(c)	59,095	283,065
Omnicell, Inc.(b)	89,829	2,623,905
OPKO Health, Inc.(b)(c)	1,377,234	1,955,672
OraSure Technologies, Inc.(b)	91,742	411,004

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Organogenesis Holdings, Inc.(b)	99,356	$ 300,055
Orthofix Medical, Inc.(b)(c)	58,475	940,278
OrthoPediatrics Corp.(b)(c)	10,967	337,564
Outset Medical, Inc.(b)(c)	91,114	323,455
Pacific Biosciences of California, Inc.(b)(c)	112,336	231,412
Pacira BioSciences, Inc.(b)(c)	54,584	1,127,160
PDL BioPharma, Inc.(b)(g)	527,611	633,133
Pediatrix Medical Group, Inc.(b)(c)	388,655	3,241,383
Pennant Group, Inc. (The)(b)	31,164	928,999
Penumbra, Inc.(b)(c)	5,846	976,808
PetIQ, Inc.(b)(c)	48,771	1,067,109
Phibro Animal Health Corp., Class A	61,287	1,157,099
Phreesia, Inc.(b)(c)	15,685	391,341
Pliant Therapeutics, Inc.(b)(c)	20,288	290,321
Prestige Consumer Healthcare, Inc.(b)	51,814	3,668,949
Privia Health Group, Inc.(b)(c)	58,749	1,218,454
Progyny, Inc.(b)(c)	16,357	461,267
Prothena Corp. PLC (Ireland)(b)(c)	19,863	462,411
PTC Therapeutics, Inc.(b)	13,147	445,026
Quanterix Corp.(b)(c)	17,880	263,909
R1 RCM, Inc.(b)(c)	157,037	2,022,637
RadNet, Inc.(b)	47,001	2,808,310
Recursion Pharmaceuticals, Inc., Class A(b)(c)	25,503	209,125
REGENXBIO, Inc.(b)(c)	35,424	504,792
Relay Therapeutics, Inc.(b)(c)	71,271	585,848
Repligen Corp.(b)	14,792	2,475,441
Replimune Group, Inc.(b)(c)	64,373	643,730
REVOLUTION Medicines, Inc.(b)	24,053	1,097,779
Rocket Pharmaceuticals, Inc.(b)(c)	12,161	294,296
Roivant Sciences Ltd.(b)(c)	50,375	546,569
Sage Therapeutics, Inc.(b)(c)	58,516	640,750
Sangamo Therapeutics, Inc.(b)(c)	244,522	191,363
Sarepta Therapeutics, Inc.(b)	6,312	897,819
Schrodinger, Inc.(b)(c)	13,330	296,992
Seer, Inc.(b)	231,348	458,069
Sharecare, Inc.(b)	464,837	636,827
SIGA Technologies, Inc.(c)	84,966	847,961
SNDL, Inc. (Canada)(b)(c)	791,776	1,797,332
Sotera Health Co.(b)(c)	57,592	798,801
SpringWorks Therapeutics, Inc.(b)(c)	10,731	385,350
STAAR Surgical Co., (Acquired 03/20/2020 - 07/25/2024; Cost $926,910)(b)(c)(d)	20,373	840,386
Supernus Pharmaceuticals, Inc.(b)	66,349	1,978,527
Surgery Partners, Inc.(b)(c)	96,677	2,935,114
Tactile Systems Technology, Inc.(b)(c)	20,690	264,211
Tandem Diabetes Care, Inc.(b)(c)	36,493	1,349,511
Teladoc Health, Inc.(b)(c)	168,538	1,589,313
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	2,013,184	4,086,764
TruBridge, Inc.(b)(c)	54,576	612,343
Twist Bioscience Corp.(b)(c)	22,692	1,266,441
U.S. Physical Therapy, Inc.	10,423	1,016,243
UFP Technologies, Inc.(b)(c)	2,924	940,329
Ultragenyx Pharmaceutical, Inc.(b)	11,118	500,532
uniQure N.V. (Netherlands)(b)(c)	100,942	773,216
Vanda Pharmaceuticals, Inc.(b)(c)	199,188	1,163,258
Varex Imaging Corp.(b)(c)	91,066	1,346,866
Vaxcyte, Inc.(b)(c)	11,977	944,866
Ventyx Biosciences, Inc.(b)(c)	122,895	285,116
Veracyte, Inc.(b)(c)	52,349	1,256,376
Vericel Corp.(b)	6,362	321,408
	Shares	Value
Health Care-(continued)
Verve Therapeutics, Inc.(b)(c)	29,240	$ 204,680
Vir Biotechnology, Inc.(b)	203,560	2,068,170
Xencor, Inc.(b)	35,858	732,220
Xenon Pharmaceuticals, Inc. (Canada)(b)	16,122	695,342
Zentalis Pharmaceuticals, Inc.(b)(c)	29,550	114,950
ZimVie, Inc.(b)(c)	81,371	1,720,183
Zymeworks, Inc.(b)(c)	41,101	429,916
		268,157,116
Industrials-16.77%
3D Systems Corp.(b)(c)	230,464	841,194
AAON, Inc.(c)	15,237	1,348,932
AAR Corp.(b)	36,508	2,358,417
ACCO Brands Corp.	293,767	1,501,149
ACV Auctions, Inc., Class A(b)(c)	40,930	699,084
Advanced Drainage Systems, Inc.	21,334	3,776,971
AeroVironment, Inc.(b)	8,260	1,474,740
AerSale Corp.(b)(c)	51,111	344,488
Air Transport Services Group, Inc.(b)(c)	296,674	4,788,318
Alamo Group, Inc.	7,799	1,503,023
Alaska Air Group, Inc.(b)	73,113	2,743,931
Albany International Corp., Class A	28,049	2,624,825
Allegiant Travel Co.(c)	10,856	608,696
Allient, Inc.	16,808	486,424
Alta Equipment Group, Inc.(c)	71,122	746,781
Ameresco, Inc., Class A(b)(c)	64,695	2,042,421
American Woodmark Corp.(b)(c)	37,529	3,833,587
Apogee Enterprises, Inc.	34,572	2,373,022
Arcosa, Inc.	50,363	4,679,226
Argan, Inc.	19,185	1,514,272
Aris Water Solutions, Inc., Class A	45,563	806,921
Armstrong World Industries, Inc.	29,124	3,826,894
Array Technologies, Inc.(b)(c)	68,577	721,430
Astec Industries, Inc.	42,069	1,476,201
Astronics Corp.(b)(c)	32,648	751,883
Atmus Filtration Technologies, Inc.	21,487	662,659
Axon Enterprise, Inc.(b)	6,906	2,071,869
AZEK Co., Inc. (The)(b)	65,470	2,938,948
AZZ, Inc.	29,826	2,384,887
Babcock & Wilcox Enterprises, Inc.(b)	366,208	494,381
Barnes Group, Inc.	93,127	3,756,743
Barrett Business Services, Inc.	36,882	1,343,980
Blade Air Mobility, Inc.(b)(c)	91,668	302,504
Bloom Energy Corp., Class A(b)(c)	94,001	1,272,774
Blue Bird Corp.(b)(c)	20,612	1,074,297
BrightView Holdings, Inc.(b)(c)	222,852	3,206,840
Cadre Holdings, Inc.	9,621	353,091
Casella Waste Systems, Inc., Class A(b)	21,614	2,238,346
CBIZ, Inc.(b)(c)	30,039	2,084,707
CECO Environmental Corp.(b)(c)	26,211	765,361
ChargePoint Holdings, Inc.(b)(c)	192,973	418,751
Cimpress PLC (Ireland)(b)(c)	26,798	2,445,853
Civeo Corp.	24,651	670,507
Columbus McKinnon Corp.	38,188	1,457,254
Comfort Systems USA, Inc.	15,393	5,116,941
Commercial Vehicle Group, Inc.(b)(c)	85,427	465,577
Concrete Pumping Holdings, Inc.(b)(c)	36,866	245,896
Conduent, Inc.(b)	536,691	2,189,699
Construction Partners, Inc., Class A(b)(c)	26,722	1,727,577
Corp. America Airports S.A. (Argentina)(b)	38,662	613,953
Costamare, Inc. (Monaco)(c)	156,205	2,314,958
Covenant Logistics Group, Inc., Class A	16,011	895,815

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
CRA International, Inc.(c)	6,768	$ 1,183,046
CSG Systems International, Inc.	39,193	1,835,800
CSW Industrials, Inc.	5,416	1,757,059
Custom Truck One Source, Inc.(b)(c)	77,179	386,667
Danaos Corp. (Greece)	38,496	3,329,519
Dayforce, Inc.(b)(c)	44,905	2,661,968
Deluxe Corp.	122,159	2,978,236
Desktop Metal, Inc., Class A(b)(c)	101,260	476,936
Diana Shipping, Inc. (Greece)	317,472	806,379
DNOW, Inc.(b)	234,225	3,597,696
Douglas Dynamics, Inc.	47,696	1,378,891
Driven Brands Holdings, Inc.(b)(c)	94,634	1,271,881
Ducommun, Inc.(b)	27,094	1,738,622
Dun & Bradstreet Holdings, Inc.(c)	410,578	4,467,089
DXP Enterprises, Inc.(b)	29,305	1,604,742
Energy Recovery, Inc.(b)	24,017	350,168
Enerpac Tool Group Corp.	26,134	1,050,587
Ennis, Inc.(c)	53,637	1,278,706
Enovix Corp.(b)(c)	27,104	390,569
Enpro, Inc.(c)	16,374	2,798,972
Enviri Corp.(b)	300,212	3,548,506
ESCO Technologies, Inc.	18,280	2,247,709
ExlService Holdings, Inc.(b)	79,416	2,800,208
Exponent, Inc.(c)	20,570	2,182,066
Federal Signal Corp.	31,344	3,133,460
First Advantage Corp.(c)	55,188	950,337
Fiverr International Ltd.(b)(c)	13,735	358,621
Fluence Energy, Inc.(b)(c)	16,882	276,527
Forrester Research, Inc.(b)(c)	19,804	399,843
Forward Air Corp.(c)	65,007	1,648,578
Franklin Covey Co.(b)	7,857	343,429
Franklin Electric Co., Inc.	31,515	3,360,129
Frontier Group Holdings, Inc., Class H(b)(c)	54,595	215,104
FTAI Aviation Ltd.	61,646	6,870,447
FTAI Infrastructure, Inc.(c)	142,093	1,464,979
FuelCell Energy, Inc.(b)(c)	582,133	294,792
Gates Industrial Corp. PLC(b)(c)	291,424	5,417,572
Genco Shipping & Trading Ltd.	112,219	2,178,171
Gibraltar Industries, Inc.(b)	28,970	2,151,602
Global Industrial Co.	24,343	849,084
Global Ship Lease, Inc., Class A (United Kingdom)(c)	78,457	2,072,834
Gorman-Rupp Co. (The)	25,013	1,033,287
GrafTech International Ltd.(b)(c)	2,617,439	2,010,455
Granite Construction, Inc.(c)	72,774	4,982,108
Great Lakes Dredge & Dock Corp.(b)	157,017	1,480,670
Greenbrier Cos., Inc. (The)	85,810	4,377,168
Griffon Corp.	29,860	2,151,712
H&E Equipment Services, Inc.	52,435	2,742,351
Hawaiian Holdings, Inc.(b)(c)	38,629	494,065
Hayward Holdings, Inc.(b)(c)	178,485	2,639,793
Healthcare Services Group, Inc.(b)	237,038	2,709,344
Heartland Express, Inc.(c)	103,402	1,341,124
Heidrick & Struggles International, Inc.	45,460	1,824,764
Helios Technologies, Inc.	39,518	1,815,852
Hexcel Corp.	58,010	3,840,842
Hillenbrand, Inc.(c)	88,884	3,931,339
Hillman Solutions Corp.(b)(c)	328,551	3,334,793
HNI Corp.	82,606	4,539,200
Hudson Technologies, Inc.(b)(c)	32,359	276,993
Huron Consulting Group, Inc.(b)	16,553	1,820,996
Hyliion Holdings Corp.(b)(c)	238,860	530,269
	Shares	Value
Industrials-(continued)
Hyster-Yale, Inc.(c)	23,695	$ 1,936,829
IBEX Holdings Ltd.(b)(c)	21,312	371,681
ICF International, Inc.	15,059	2,215,179
IES Holdings, Inc.(b)(c)	7,965	1,226,371
Insteel Industries, Inc.	35,366	1,211,286
Interface, Inc.	120,205	2,077,142
Janus International Group, Inc.(b)(c)	44,427	640,637
JetBlue Airways Corp.(b)(c)	395,959	2,538,097
Joby Aviation, Inc.(b)(c)	50,742	303,437
John Bean Technologies Corp.(c)	28,577	2,811,405
Kadant, Inc.(c)	4,956	1,741,984
Kelly Services, Inc., Class A	83,815	1,972,167
Kforce, Inc.(c)	24,085	1,673,185
Korn Ferry	73,489	5,417,609
Kornit Digital Ltd. (Israel)(b)	58,581	916,793
Kratos Defense & Security Solutions, Inc.(b)(c)	88,319	1,990,710
LB Foster Co., Class A(b)(c)	22,158	532,014
Legalzoom.com, Inc.(b)(c)	36,767	245,604
Leonardo DRS, Inc.(b)	84,357	2,378,867
Li-Cycle Holdings Corp. (Canada)(b)(c)	136,306	474,345
Limbach Holdings, Inc.(b)(c)	12,916	823,008
Lindsay Corp.	9,366	1,180,022
Liquidity Services, Inc.(b)	18,391	413,246
LSI Industries, Inc.	31,684	540,529
Luxfer Holdings PLC (United Kingdom)(c)	103,517	1,339,510
Lyft, Inc., Class A(b)	150,164	1,809,476
Manitowoc Co., Inc. (The)(b)	169,590	2,143,618
Marten Transport Ltd.	92,924	1,747,900
Matrix Service Co.(b)(c)	82,414	834,030
Matson, Inc.	13,861	1,839,493
Matthews International Corp., Class A	78,806	2,281,434
Mayville Engineering Co., Inc.(b)(c)	31,153	595,334
McGrath RentCorp	20,209	2,219,554
Mercury Systems, Inc.(b)(c)	93,463	3,322,610
Microvast Holdings, Inc.(b)(c)	578,375	225,971
Miller Industries, Inc.	22,868	1,553,652
Mistras Group, Inc.(b)	37,705	377,050
Montrose Environmental Group, Inc.(b)(c)	20,663	658,943
Moog, Inc., Class A	27,141	5,322,350
MRC Global, Inc.(b)	264,013	3,822,908
MSA Safety, Inc.	19,456	3,670,374
Mueller Water Products, Inc., Class A	155,600	3,217,808
MYR Group, Inc.(b)	19,871	2,791,478
National Presto Industries, Inc.	9,971	762,482
Nextracker, Inc., Class A(b)	27,087	1,331,055
Nikola Corp.(b)(c)	13,822	124,122
NN, Inc.(b)(c)	76,094	298,288
Northwest Pipe Co.(b)	25,624	977,556
NV5 Global, Inc.(b)	13,094	1,350,515
OPENLANE, Inc.(b)	301,055	5,382,863
Pangaea Logistics Solutions Ltd.(c)	82,941	602,152
Park Aerospace Corp.(c)	28,215	378,363
Park-Ohio Holdings Corp.	21,981	686,247
Parsons Corp.(b)(c)	35,649	3,257,249
Paycom Software, Inc.	15,677	2,614,767
Paycor HCM, Inc.(b)(c)	31,958	396,599
Paylocity Holding Corp.(b)	6,785	1,018,225
Pitney Bowes, Inc.(c)	813,048	5,366,117
Planet Labs PBC(b)(c)	197,922	502,722
Plug Power, Inc.(b)(c)	1,022,944	2,526,672
Powell Industries, Inc.(c)	4,278	785,569

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Preformed Line Products Co.	3,327	$ 458,694
Primoris Services Corp.	108,171	6,108,416
Proto Labs, Inc.(b)(c)	40,195	1,399,590
Quad/Graphics, Inc.(c)	51,643	236,009
Quanex Building Products Corp.	44,714	1,493,448
Radiant Logistics, Inc.(b)(c)	69,899	434,772
RBC Bearings, Inc.(b)(c)	16,624	4,834,924
Resources Connection, Inc.(c)	95,430	1,138,480
REV Group, Inc.(c)	61,526	1,795,329
Rocket Lab USA, Inc.(b)(c)	99,012	518,823
Rollins, Inc.	96,648	4,630,406
Safe Bulkers, Inc. (Monaco)	227,843	1,152,886
Schneider National, Inc., Class B(c)	136,736	3,679,566
Seanergy Maritime Holdings Corp.	44,943	417,071
Shoals Technologies Group, Inc., Class A(b)(c)	45,094	293,111
Shyft Group, Inc. (The)	88,867	1,490,300
Simpson Manufacturing Co., Inc.	20,803	3,996,048
Skillsoft Corp.(b)(c)	24,440	420,368
SkyWest, Inc.(b)(c)	28,282	2,260,863
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	148,367	5,378,304
Spirit Airlines, Inc.(c)	207,580	624,816
SPX Technologies, Inc.(b)	25,899	3,821,138
Standex International Corp.	8,596	1,605,733
Star Bulk Carriers Corp. (Greece)	200,649	4,522,628
Steelcase, Inc., Class A	275,647	3,994,125
Stem, Inc.(b)(c)	214,422	261,595
Sterling Check Corp.(b)(c)	42,967	673,723
Sterling Infrastructure, Inc.(b)(c)	25,659	2,985,681
Stratasys Ltd.(b)(c)	115,230	986,369
Sun Country Airlines Holdings, Inc.(b)(c)	25,283	331,207
SunPower Corp.(b)(c)	227,541	194,206
Tecnoglass, Inc.(c)	12,546	675,100
Tennant Co.	18,435	1,985,265
Tetra Tech, Inc.	23,319	4,972,544
Thermon Group Holdings, Inc.(b)(c)	37,751	1,238,610
Titan International, Inc.(b)(c)	99,462	847,416
Titan Machinery, Inc.(b)(c)	77,598	1,383,572
TPI Composites, Inc.(b)(c)	561,460	2,391,820
Transcat, Inc.(b)(c)	3,105	357,820
Trex Co., Inc.(b)	27,903	2,333,528
TriNet Group, Inc.(c)	32,083	3,344,653
Triumph Group, Inc.(b)	91,414	1,498,275
TrueBlue, Inc.(b)(c)	172,649	2,063,156
TTEC Holdings, Inc.(c)	72,612	579,444
Tutor Perini Corp.(b)	121,366	3,020,800
UniFirst Corp.	19,841	3,859,868
Universal Logistics Holdings, Inc.(c)	12,168	523,589
Upwork, Inc.(b)(c)	40,560	491,587
V2X, Inc.(b)	26,996	1,407,302
Verra Mobility Corp., Class A(b)	60,044	1,809,126
Viad Corp.(b)	20,415	678,799
Vicor Corp.(b)(c)	10,164	428,006
Virgin Galactic Holdings, Inc.(b)(c)	11,435	81,303
VSE Corp.(c)	13,744	1,223,079
Wabash National Corp.(c)	88,067	1,892,560
Watts Water Technologies, Inc., Class A	15,519	3,220,503
Willdan Group, Inc.(b)	16,563	561,154
Xometry, Inc., Class A(b)(c)	12,483	182,626
Zurn Elkay Water Solutions Corp.	74,875	2,430,443
		428,759,434
	Shares	Value
Information Technology-10.85%
8x8, Inc.(b)(c)	210,705	$ 648,971
A10 Networks, Inc.(c)	35,987	471,070
ACI Worldwide, Inc.(b)	122,914	5,313,572
ACM Research, Inc., Class A(b)(c)	41,818	750,633
Adeia, Inc.	76,032	893,376
ADTRAN Holdings, Inc.(c)	225,199	1,524,597
Advanced Energy Industries, Inc.(c)	23,668	2,754,245
Alarm.com Holdings, Inc.(b)	20,727	1,462,290
Allegro MicroSystems, Inc. (Japan)(b)(c)	30,212	726,296
Alpha & Omega Semiconductor Ltd.(b)(c)	63,894	2,645,212
Altair Engineering, Inc., Class A(b)(c)	8,580	758,129
Ambarella, Inc.(b)	15,619	822,184
American Software, Inc., Class A	42,562	465,628
AppFolio, Inc., Class A(b)	1,399	309,851
Applied Optoelectronics, Inc.(b)(c)	14,719	140,566
AppLovin Corp., Class A(b)	55,274	4,261,625
Arlo Technologies, Inc.(b)(c)	47,326	717,462
Atlassian Corp., Class A(b)	6,420	1,133,579
Aurora Innovation, Inc.(b)(c)	151,429	605,716
AvePoint, Inc.(b)(c)	37,575	409,568
Aviat Networks, Inc.(b)(c)	13,142	407,402
Axcelis Technologies, Inc.(b)	14,351	1,813,249
Badger Meter, Inc.	8,637	1,780,604
Bel Fuse, Inc., Class A(c)	1,312	123,000
Bel Fuse, Inc., Class B(c)	8,188	608,123
Belden, Inc.(c)	45,782	4,243,534
Benchmark Electronics, Inc.	94,833	4,539,656
Bentley Systems, Inc., Class B	43,081	2,099,768
BILL Holdings, Inc.(b)(c)	70,681	3,531,223
Blackbaud, Inc.(b)	23,374	1,855,428
BlackLine, Inc.(b)(c)	6,738	320,190
Box, Inc., Class A(b)(c)	24,965	702,016
Braze, Inc., Class A(b)	5,869	258,588
C3.ai, Inc., Class A(b)(c)	28,399	759,673
Calix, Inc.(b)(c)	36,569	1,504,083
CCC Intelligent Solutions Holdings, Inc.(b)	89,269	915,900
Ceragon Networks Ltd. (Israel)(b)	143,433	397,309
Cerence, Inc.(b)(c)	71,217	226,470
CEVA, Inc.(b)(c)	16,601	332,850
Cirrus Logic, Inc.(b)	49,998	6,523,739
Clear Secure, Inc., Class A(c)	15,230	325,161
Clearfield, Inc.(b)(c)	10,840	470,456
Cloudflare, Inc., Class A(b)	9,616	745,240
Cognyte Software Ltd. (Israel)(b)	83,032	633,534
Cohu, Inc.(b)	48,662	1,556,697
CommScope Holding Co., Inc.(b)	1,781,604	4,614,354
Commvault Systems, Inc.(b)	9,840	1,504,044
Comtech Telecommunications Corp.(b)(c)	139,733	452,735
Confluent, Inc., Class A(b)(c)	19,623	490,967
Consensus Cloud Solutions, Inc.(b)(c)	57,456	1,223,813
Corsair Gaming, Inc.(b)(c)	61,368	503,831
Crane NXT Co.(c)	35,263	2,217,337
CrowdStrike Holdings, Inc., Class A(b)	6,621	1,535,807
CTS Corp.(c)	24,725	1,208,558
CyberArk Software Ltd.(b)	4,554	1,167,555
Daktronics, Inc.(b)(c)	74,659	1,118,392
Datadog, Inc., Class A(b)	13,810	1,608,036
Digi International, Inc.(b)(c)	30,515	833,060
Digital Turbine, Inc.(b)(c)	361,794	861,070
DigitalOcean Holdings, Inc.(b)(c)	10,724	355,286
DocuSign, Inc.(b)	38,619	2,142,582
Dolby Laboratories, Inc., Class A	43,562	3,430,943

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
DoubleVerify Holdings, Inc.(b)	20,753	$ 438,303
Dropbox, Inc., Class A(b)	58,211	1,392,407
Dynatrace, Inc.(b)	43,032	1,889,965
E2open Parent Holdings, Inc.(b)(c)	412,717	1,927,388
Eastman Kodak Co.(b)(c)	328,139	1,906,488
Elastic N.V.(b)	5,959	653,524
Enphase Energy, Inc.(b)	20,879	2,403,382
Envestnet, Inc.(b)	38,196	2,367,388
ePlus, Inc.(b)(c)	36,699	3,373,372
Extreme Networks, Inc.(b)	90,132	1,288,888
Fabrinet (Thailand)(b)	18,600	4,102,416
Fair Isaac Corp.(b)	2,208	3,532,800
FARO Technologies, Inc.(b)(c)	27,493	470,130
Fastly, Inc., Class A(b)(c)	74,174	600,809
Five9, Inc.(b)(c)	10,233	455,880
FormFactor, Inc.(b)	46,244	2,476,829
Freshworks, Inc., Class A(b)(c)	36,810	460,125
GitLab, Inc., Class A(b)	7,519	385,198
GLOBALFOUNDRIES, Inc.(b)(c)	62,041	3,164,711
Globant S.A.(b)	14,931	2,907,215
Grid Dynamics Holdings, Inc.(b)(c)	27,590	355,911
Guidewire Software, Inc.(b)	18,890	2,834,822
Hackett Group, Inc. (The)	24,093	657,257
Harmonic, Inc.(b)(c)	62,310	913,465
HashiCorp, Inc., Class A(b)	32,130	1,084,388
HubSpot, Inc.(b)	2,953	1,467,730
Ichor Holdings Ltd.(b)	39,315	1,336,710
indie Semiconductor, Inc., A Shares (China)(b)(c)	42,173	252,195
Infinera Corp.(b)(c)	220,141	1,307,638
Informatica, Inc., Class A(b)(c)	18,666	446,864
InterDigital, Inc.	19,054	2,339,069
IonQ, Inc.(b)(c)	45,148	367,956
IPG Photonics Corp.(b)(c)	42,107	3,385,403
Iris Energy Ltd. (Australia)(b)(c)	49,246	495,907
Itron, Inc.(b)	46,401	4,799,719
Ituran Location and Control Ltd. (Israel)	24,749	655,106
Jamf Holding Corp.(b)(c)	26,795	490,616
JFrog Ltd. (Israel)(b)	12,599	485,817
Kimball Electronics, Inc.(b)	59,312	1,405,694
Knowles Corp.(b)	111,875	2,043,956
Kulicke & Soffa Industries, Inc. (Singapore)(c)	58,801	2,773,643
Lattice Semiconductor Corp.(b)	19,574	1,037,422
LivePerson, Inc.(b)(c)	152,869	184,207
LiveRamp Holdings, Inc.(b)	36,567	1,107,249
MACOM Technology Solutions Holdings, Inc.(b)	13,620	1,374,530
Magnachip Semiconductor Corp. (South Korea)(b)	173,176	881,466
Manhattan Associates, Inc.(b)	5,898	1,506,231
Marathon Digital Holdings, Inc.(b)(c)	16,503	324,614
Matterport, Inc.(b)	240,814	1,069,214
Maxeon Solar Technologies Ltd.(b)	85,843	15,237
MaxLinear, Inc.(b)	82,060	1,160,328
MeridianLink, Inc.(b)(c)	20,042	473,592
Methode Electronics, Inc.	103,133	1,305,664
MicroStrategy, Inc., Class A(b)(c)	422	681,294
Mirion Technologies, Inc.(b)(c)	155,233	1,636,156
Mitek Systems, Inc.(b)(c)	25,642	341,295
Monday.com Ltd.(b)	2,141	492,023
MongoDB, Inc.(b)(c)	2,921	737,144
	Shares	Value
Information Technology-(continued)
Monolithic Power Systems, Inc.	6,195	$ 5,346,843
N-able, Inc.(b)	37,886	528,131
nCino, Inc.(b)(c)	26,786	877,509
NETGEAR, Inc.(b)	111,327	1,767,873
NetScout Systems, Inc.(b)	158,282	3,221,039
nLight, Inc.(b)(c)	31,423	379,276
Novanta, Inc.(b)	10,639	1,927,574
Nutanix, Inc., Class A(b)	20,008	1,010,604
Olo, Inc., Class A(b)	88,284	421,998
ON24, Inc.(b)(c)	38,088	250,238
OneSpan, Inc.(b)(c)	40,697	602,316
Onto Innovation, Inc.(b)	16,185	3,096,191
OSI Systems, Inc.(b)	17,116	2,532,826
Pagaya Technologies Ltd., Class A(b)(c)	28,374	422,205
PagerDuty, Inc.(b)(c)	18,128	379,419
Palantir Technologies, Inc., Class A(b)	137,941	3,709,234
Palo Alto Networks, Inc.(b)	9,400	3,052,462
PAR Technology Corp.(b)(c)	12,191	617,352
PC Connection, Inc.	19,025	1,361,619
Pegasystems, Inc.	7,322	510,490
Perficient, Inc.(b)	20,882	1,574,712
Photronics, Inc.(b)(c)	67,227	1,708,238
Power Integrations, Inc.(c)	27,756	2,027,298
PowerSchool Holdings, Inc., Class A(b)(c)	21,642	488,244
Procore Technologies, Inc.(b)(c)	11,430	811,873
Progress Software Corp.(c)	29,826	1,741,838
Pure Storage, Inc., Class A(b)	57,025	3,417,508
Q2 Holdings, Inc.(b)	17,908	1,208,253
Qualys, Inc.(b)	7,277	1,085,292
Rackspace Technology, Inc.(b)	580,351	1,358,021
Radware Ltd. (Israel)(b)	31,948	723,942
Rambus, Inc.(b)	20,667	1,063,111
Rapid7, Inc.(b)(c)	5,981	235,293
Ribbon Communications, Inc.(b)(c)	170,843	579,158
Richardson Electronics Ltd.	31,541	377,546
RingCentral, Inc., Class A(b)(c)	30,983	1,085,954
Riot Platforms, Inc.(b)(c)	76,653	781,094
Rogers Corp.(b)(c)	21,719	2,653,627
ScanSource, Inc.(b)	94,781	4,933,351
Semtech Corp.(b)(c)	101,651	3,224,370
SentinelOne, Inc., Class A(b)(c)	51,489	1,179,098
Silicom Ltd. (Israel)(b)	22,999	298,987
Silicon Laboratories, Inc.(b)(c)	18,104	2,174,834
SiTime Corp.(b)(c)	7,193	1,021,046
SMART Global Holdings, Inc.(b)(c)	92,707	2,169,344
SmartRent, Inc.(b)(c)	162,557	299,105
Smartsheet, Inc., Class A(b)	19,000	911,240
SolarWinds Corp.	48,044	573,165
Sprinklr, Inc., Class A(b)(c)	29,128	286,328
SPS Commerce, Inc.(b)	6,131	1,320,740
Synaptics, Inc.(b)(c)	34,205	2,986,781
Tenable Holdings, Inc.(b)(c)	12,910	592,827
Teradata Corp.(b)	79,115	2,564,908
Thoughtworks Holding, Inc.(b)(c)	137,480	478,430
Tucows, Inc., Class A(b)(c)	21,588	543,370
Turtle Beach Corp.(b)(c)	34,429	498,188
UiPath, Inc., Class A(b)(c)	69,219	842,395
Ultra Clean Holdings, Inc.(b)(c)	69,203	2,993,722
Unisys Corp.(b)(c)	324,840	1,546,238
Unity Software, Inc.(b)(c)	100,649	1,646,618
Universal Display Corp.(c)	14,849	3,305,684
Upland Software, Inc.(b)	99,094	228,412

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
Varonis Systems, Inc.(b)(c)	17,893	$ 986,441
Veeco Instruments, Inc.(b)(c)	26,675	1,104,612
Verint Systems, Inc.(b)(c)	60,616	2,190,662
VeriSign, Inc.(b)	19,460	3,639,215
Viavi Solutions, Inc.(b)(c)	269,399	2,165,968
Vishay Precision Group, Inc.(b)(c)	20,908	716,935
Wix.com Ltd. (Israel)(b)	6,075	947,244
Wolfspeed, Inc.(b)(c)	120,298	2,267,617
Workiva, Inc.(b)(c)	3,008	221,900
Xperi, Inc.(b)	73,557	600,961
Yext, Inc.(b)(c)	55,993	322,520
Zeta Global Holdings Corp., Class A(b)(c)	30,654	656,609
Zscaler, Inc.(b)	2,498	448,016
Zuora, Inc., Class A(b)(c)	39,832	361,276
		277,366,941
Materials-4.60%
AdvanSix, Inc.	76,455	2,138,446
Alto Ingredients, Inc.(b)	438,666	697,479
American Vanguard Corp.(c)	69,951	672,929
Ardagh Metal Packaging S.A.(c)	338,636	1,246,180
Aspen Aerogels, Inc.(b)	24,239	494,718
Balchem Corp.(c)	14,309	2,539,275
Caledonia Mining Corp. PLC (South Africa)(c)	29,485	344,975
Carpenter Technology Corp.	54,576	7,961,001
Century Aluminum Co.(b)(c)	118,925	1,796,957
Clearwater Paper Corp.(b)	52,539	2,914,338
Coeur Mining, Inc.(b)(c)	660,047	4,283,705
Compass Minerals International, Inc.(c)	125,429	1,668,206
Core Molding Technologies, Inc.(b)(c)	19,885	366,878
Danimer Scientific, Inc.(b)(c)	369,914	144,340
Danimer Scientific, Inc., Wts., expiring 07/15/2025(b)(c)	123,466	9,260
Eagle Materials, Inc.	16,926	4,608,950
Ecovyst, Inc.(b)(c)	208,387	1,988,012
Ferroglobe PLC(c)	201,544	1,118,569
Ginkgo Bioworks Holdings, Inc.(b)	1,029,671	391,275
Gold Royalty Corp. (Canada)	182,624	262,979
Hawkins, Inc.(c)	15,541	1,614,710
Haynes International, Inc.(c)	14,658	872,884
Hecla Mining Co.	791,068	4,572,373
Ingevity Corp.(b)	78,885	3,620,033
Innospec, Inc.	23,969	3,143,295
Intrepid Potash, Inc.(b)(c)	50,267	1,311,466
Kaiser Aluminum Corp.	47,895	3,768,858
Koppers Holdings, Inc.	52,508	2,137,601
Kronos Worldwide, Inc.(c)	91,418	1,093,359
LSB Industries, Inc.(b)(c)	146,074	1,330,734
Materion Corp.	14,783	1,780,317
Mativ Holdings, Inc., Class A	279,644	5,338,404
McEwen Mining, Inc. (Canada)(b)(c)	59,451	561,217
Mercer International, Inc. (Germany)	182,452	1,390,284
Metallus, Inc.(b)(c)	108,067	2,422,862
Minerals Technologies, Inc.	51,554	4,040,803
MP Materials Corp.(b)(c)	88,085	1,190,909
Myers Industries, Inc.	63,015	938,923
NewMarket Corp.	5,626	3,155,455
Olympic Steel, Inc.	24,431	1,238,163
Origin Materials, Inc.(b)(c)	601,624	541,522
Orion S.A. (Germany)	109,511	2,696,161
Pactiv Evergreen, Inc.	131,548	1,728,541
Perimeter Solutions S.A.(b)(c)	260,089	2,520,262
	Shares	Value
Materials-(continued)
PureCycle Technologies, Inc.(b)(c)	68,593	$ 528,852
Quaker Chemical Corp.	10,977	1,993,094
Radius Recycling, Inc., Class A	89,298	1,618,080
Ramaco Resources, Inc., Class A(c)	22,477	305,687
Ranpak Holdings Corp.(b)(c)	128,223	925,770
Rayonier Advanced Materials, Inc.(b)(c)	342,369	2,276,754
Ryerson Holding Corp.(c)	124,088	2,952,054
Sensient Technologies Corp.	56,317	4,395,542
Stepan Co.	38,553	3,262,740
Summit Materials, Inc., Class A(b)	103,039	4,304,969
SunCoke Energy, Inc.	208,329	2,437,449
Tredegar Corp.(b)(c)	85,930	490,660
TriMas Corp.	74,070	1,820,641
Trinseo PLC(c)	309,914	895,651
Universal Stainless & Alloy Products, Inc.(b)(c)	21,293	798,913
		117,664,464
Real Estate-6.53%
Acadia Realty Trust(c)	190,163	4,115,127
Alexander & Baldwin, Inc.	169,373	3,338,342
Alexander’s, Inc.(c)	3,534	856,288
Alpine Income Property Trust, Inc.(c)	24,580	426,955
American Assets Trust, Inc.	116,539	3,090,614
Apartment Investment & Management Co., Class A(b)	132,889	1,177,397
Armada Hoffler Properties, Inc.	112,017	1,330,762
Ashford Hospitality Trust, Inc.(b)(c)	393,882	409,637
Braemar Hotels & Resorts, Inc.(c)	153,806	546,011
Broadstone Net Lease, Inc.	277,960	4,839,284
BRT Apartments Corp.(c)	19,721	369,572
CareTrust REIT, Inc.(c)	76,977	2,075,300
CBL & Associates Properties, Inc.(c)	45,364	1,169,030
Centerspace	30,024	2,096,576
Chatham Lodging Trust	121,243	1,065,726
City Office REIT, Inc.(c)	187,010	1,131,411
Community Healthcare Trust, Inc.	35,460	771,610
Compass, Inc., Class A(b)(c)	564,843	2,479,661
CTO Realty Growth, Inc.(c)	47,834	960,028
DigitalBridge Group, Inc.(c)	187,229	2,645,546
Diversified Healthcare Trust	646,365	2,158,859
Douglas Elliman, Inc.(b)(c)	346,182	713,135
Easterly Government Properties, Inc.(c)	256,656	3,575,218
Elme Communities	207,885	3,421,787
Empire State Realty Trust, Inc., Class A(c)	251,930	2,713,286
Equity Commonwealth(b)	163,365	3,327,745
Essential Properties Realty Trust, Inc.(c)	143,428	4,244,035
eXp World Holdings, Inc.(c)	87,460	1,255,926
Farmland Partners, Inc.(c)	60,307	640,460
Forestar Group, Inc.(b)(c)	29,423	930,649
Four Corners Property Trust, Inc.(c)	98,433	2,671,472
Franklin Street Properties Corp.	334,394	581,846
FRP Holdings, Inc.(b)(c)	10,760	323,768
Getty Realty Corp.(c)	59,449	1,760,879
Gladstone Commercial Corp.	80,182	1,206,739
Gladstone Land Corp.(c)	48,264	716,720
Global Medical REIT, Inc.	115,091	1,099,119
Global Net Lease, Inc.	386,604	3,363,455
Howard Hughes Holdings, Inc.(b)(c)	56,455	4,187,267
Industrial Logistics Properties Trust(c)	251,948	1,295,013
Innovative Industrial Properties, Inc.	28,952	3,555,595
InvenTrust Properties Corp.(c)	115,115	3,242,790
Kennedy-Wilson Holdings, Inc.(c)	405,545	4,221,723

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Real Estate-(continued)
LTC Properties, Inc.	62,535	$ 2,233,125
Marcus & Millichap, Inc.(c)	35,511	1,406,591
National Health Investors, Inc.(c)	63,264	4,735,943
National Storage Affiliates Trust	85,461	3,638,075
NETSTREIT Corp.(c)	60,449	995,595
Newmark Group, Inc., Class A(c)	240,114	3,116,680
NexPoint Residential Trust, Inc.	41,259	1,802,606
Office Properties Income Trust	642,943	1,600,928
One Liberty Properties, Inc.(c)	33,283	878,338
Orion Office REIT, Inc.	249,947	1,012,285
Paramount Group, Inc.	765,705	4,012,294
Peakstone Realty Trust(c)	107,164	1,455,287
Pebblebrook Hotel Trust(c)	241,222	3,302,329
Piedmont Office Realty Trust, Inc., Class A	633,492	5,479,706
Plymouth Industrial REIT, Inc.(c)	44,656	1,068,172
Postal Realty Trust, Inc., Class A(c)	22,544	337,258
RE/MAX Holdings, Inc., Class A(c)	65,327	630,406
Redfin Corp.(b)(c)	147,553	1,201,081
Retail Opportunity Investments Corp.	233,163	3,485,787
RMR Group, Inc. (The), Class A	36,727	952,698
Ryman Hospitality Properties, Inc.	28,853	2,900,015
Safehold, Inc.(c)	27,921	646,092
Saul Centers, Inc.	21,159	836,838
Service Properties Trust	459,664	2,606,295
SITE Centers Corp.	306,083	4,728,982
St. Joe Co. (The)	12,737	785,618
Star Holdings(b)(c)	34,728	467,092
Sunstone Hotel Investors, Inc.	367,998	3,812,459
Tanger, Inc.	112,065	3,238,678
Tejon Ranch Co.(b)(c)	26,315	499,985
Terreno Realty Corp.	54,918	3,756,940
UMH Properties, Inc.(c)	75,254	1,336,511
Universal Health Realty Income Trust	19,274	823,964
Urban Edge Properties	192,172	3,901,092
Veris Residential, Inc.	124,272	1,952,313
Whitestone REIT	93,407	1,289,017
Xenia Hotels & Resorts, Inc.(c)	274,991	3,816,875
		166,846,313
Utilities-1.69%
Altus Power, Inc.(b)(c)	41,032	172,334
American States Water Co.	30,352	2,504,951
Artesian Resources Corp., Class A	13,515	529,383
Atlantica Sustainable Infrastructure PLC (Spain)	217,680	4,810,728
California Water Service Group	68,729	3,674,252
	Shares	Value
Utilities-(continued)
Chesapeake Utilities Corp.(c)	20,580	$ 2,429,057
Clearway Energy, Inc., Class A	53,818	1,325,537
Clearway Energy, Inc., Class C(c)	132,117	3,524,882
Consolidated Water Co. Ltd.	10,179	295,802
Genie Energy Ltd., Class B	22,264	377,597
MGE Energy, Inc.(c)	45,496	3,996,369
Middlesex Water Co.	16,772	1,115,003
Northwest Natural Holding Co.	97,037	3,879,539
Ormat Technologies, Inc.(c)	50,281	3,903,817
Otter Tail Corp.(c)	43,056	4,172,987
ReNew Energy Global PLC, Class A (India)(b)	130,298	758,334
SJW Group	41,676	2,525,982
Sunnova Energy International, Inc.(b)(c)	134,016	947,493
Unitil Corp.	27,352	1,676,131
York Water Co. (The)	12,805	528,975
		43,149,153
Total Common Stocks & Other Equity Interests (Cost $2,297,522,749)		2,555,661,112
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(f)(h) (Cost $2,484,091)	2,484,091	2,484,091
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $2,300,006,840)		2,558,145,203
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.78%
Invesco Private Government Fund, 5.30%(f)(h)(i)	181,547,356	181,547,356
Invesco Private Prime Fund, 5.48%(f)(h)(i)	477,615,267	477,758,552
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $659,328,222)		659,305,908
TOTAL INVESTMENTS IN SECURITIES-125.83% (Cost $2,959,335,062)		3,217,451,111
OTHER ASSETS LESS LIABILITIES-(25.83)%		(660,559,659)
NET ASSETS-100.00%		$2,556,891,452

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Restricted security. The aggregate value of these securities at July 31, 2024 was $3,136,747, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Invesco Mortgage Capital, Inc.	$483,143	$4,547	$(5,108)	$29,396	$624	$512,602	$22,603
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,670,603	22,635,458	(22,821,970)	-	-	2,484,091	34,352
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	184,441,800	179,722,417	(182,616,861)	-	-	181,547,356	2,317,642*
Invesco Private Prime Fund	473,818,250	300,037,060	(296,098,511)	88,341	(86,588)	477,758,552	6,171,293*
Total	$661,413,796	$502,399,482	$(501,542,450)	$117,737	$(85,964)	$662,302,601	$8,545,890

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024, for each Fund (except for Invesco Bloomberg MVP Multi-factor ETF). As of July 31, 2024, all of the securities in Invesco Bloomberg MVP Multi-factor ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,138,720,058	$-	$0	$7,138,720,058
Money Market Funds	1,717,670	268,378,015	-	270,095,685
Total Investments	$7,140,437,728	$268,378,015	$0	$7,408,815,743
Invesco FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,555,005,696	$22,283	$633,133	$2,555,661,112
Money Market Funds	2,484,091	659,305,908	-	661,789,999
Total Investments	$2,557,489,787	$659,328,191	$633,133	$3,217,451,111